UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 September 26, 2006 to October 25, 2006

 Commission File Number of issuing entity: 333-125422-42

 Bear Stearns Asset Backed Securities I Trust 2006-AC1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-125422

 Bear Stearns Asset Backed Securities I LLC.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2193466
 54-2193467
 54-2193468
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  I-A-1                            _____    _____    __X___    ____________
  I-A-2                            _____    _____    __X___    ____________
  I-M-1                            _____    _____    __X___    ____________
  I-M-2                            _____    _____    __X___    ____________
  I-M-3                            _____    _____    __X___    ____________
  I-B-1                            _____    _____    __X___    ____________
  I-B-2                            _____    _____    __X___    ____________
  I-B-3                            _____    _____    __X___    ____________
  I-B-4                            _____    _____    __X___    ____________
  I-C                              _____    _____    __X___    ____________
  I-P                              _____    _____    __X___    ____________
  I-R-1                            _____    _____    __X___    ____________
  II-1A-1                          _____    _____    __X___    ____________
  II-1A-2                          _____    _____    __X___    ____________
  II-2A-1                          _____    _____    __X___    ____________
  II-2A-2                          _____    _____    __X___    ____________
  II-B-1                           _____    _____    __X___    ____________
  II-B-2                           _____    _____    __X___    ____________
  II-B-3                           _____    _____    __X___    ____________
  II-B-4                           _____    _____    __X___    ____________
  II-B-5                           _____    _____    __X___    ____________
  II-B-6                           _____    _____    __X___    ____________
  II-1PO                           _____    _____    __X___    ____________
  II-1X                            _____    _____    __X___    ____________
  II-2PO                           _____    _____    __X___    ____________
  II-2X                            _____    _____    __X___    ____________
  II-1P                            _____    _____    __X___    ____________
  II-1R-1                          _____    _____    __X___    ____________
  II-1R-2                          _____    _____    __X___    ____________
  II-2P                            _____    _____    __X___    ____________
  FGIC                             _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On October 25, 2006 a distribution was made to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

Item 7.  Significant Enhancement Provider Information.

         Attached hereto as Exhibit 99.2 are the updated Consolidated Financial Statements of Financial Guranty Insurance Company and Subsidiaries as of September 30, 2006.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1, relating to the October 25, 2006 distribution.

       (99.2)  Financial Guaranty Insurance Company and Subsidiaries

               The updated Consolidated Financial Statements of Financial Guaranty Insurance Company and Subsidiaries as of September 30, 2006 are being filed as an exhibit to the Form 10-D.


    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities I Trust 2006-AC1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: November 9, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1, relating to the October 25, 2006 distribution.

 EX-99.2         Financial Guaranty Insurance Company and Subsidiaries

                The updated Consolidated Financial Statements of Financial Guaranty Insurance Company and Subsidiaries as of September 30, 2006 are being filed as an exhibit to the Form 10-D.



 EX-99.1


Bear Stearns Asset Backed Securities
Asset Backed Certificates



Distribution Date:       10/25/2006


Bear Stearns Asset Backed Securities
Asset Backed Certificates
Series 2006-AC1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                Certificateholder Distribution Summary

         Class                     CUSIP        Certificate             Beginning             Interest
                                               Pass-Through           Certificate         Distribution
                                                       Rate               Balance
         I-A-1                 07387UCE9           5.75000%        245,533,315.34         1,176,513.80
         I-A-2                 07387UCF6           5.75000%         66,957,300.95           320,837.07
         I-M-1                 07387UCG4           5.78000%         41,522,454.23           199,999.82
         I-M-2                 07387UCH2           5.96000%         22,259,285.13           110,554.45
         I-M-3                 07387UCJ8           6.05000%         10,273,928.26            51,797.72
         I-B-1                 07387UCK5           6.73000%          9,845,401.53            55,216.29
         I-B-2                 07387UCL3           7.13000%          8,989,240.84            53,411.07
         I-B-3                 07387UCM1           8.08000%          8,561,606.88            57,648.15
         I-B-4                 07387UCN9           8.33000%         10,273,928.26            71,318.19
          I-C                  07387UCS8           0.00000%          4,315,386.88           294,655.03
          I-P                  07387UCR0           0.00000%                100.00            20,592.90
         I-R-1                 07387UCP4           0.00000%                  0.00                 0.00
        II-1A-1                07387UCT6           5.50000%         79,125,095.41           362,656.69
        II-1A-2                07387UCU3           5.50000%          3,202,313.02            14,677.27
        II-2A-1                07387UCX7           6.00000%        188,404,057.82           942,020.29
        II-2A-2                07387UCY5           6.00000%          3,913,089.06            19,565.45
         II-B-1                07387UDB4           5.84854%          7,242,372.54            35,297.75
         II-B-2                07387UDC2           5.84854%          4,667,857.92            22,750.12
         II-B-3                07387UDD0           5.84854%          3,058,662.26            14,907.26
         II-B-4                07387UDE8           5.84854%          2,574,514.62            12,547.62
         II-B-5                07387UDF5           5.84854%          1,609,195.65             7,842.87
         II-B-6                07387UDG3           5.84854%          1,291,701.57             6,295.47
         II-1PO                07387UCW9           0.00000%          1,586,163.72                 0.00
         II-1X                 07387UCV1           0.44141%                  0.00            33,145.06
         II-2PO                07387UDA6           0.00000%          4,361,999.99                 0.00
         II-2X                 07387UCZ2           0.34164%                  0.00            60,052.12
         II-1P                 07387UDK4           0.00000%                100.00             2,117.58
        II-1R-1                07387UDH1           0.00000%                  0.00                 0.00
        II-1R-2                07387UDJ7           0.00000%                  0.00                 0.00
         II-2P                 07387UDL2           0.00000%                100.00            54,910.85
          FGIC                                     0.07000%                  0.00             3,905.84

Totals                                                             729,569,171.88         4,005,236.73


                                        Certificateholder Distribution Summary (continued)

         Class                      Principal             Current               Ending                Total           Cumulative
                                 Distribution            Realized          Certificate         Distribution             Realized
                                                             Loss              Balance                                    Losses
         I-A-1                   5,453,181.52                0.00       240,080,133.82         6,629,695.32                 0.00
         I-A-2                   1,487,090.73                0.00        65,470,210.22         1,807,927.80                 0.00
         I-M-1                     922,194.53                0.00        40,600,259.70         1,122,194.35                 0.00
         I-M-2                     494,368.44                0.00        21,764,916.69           604,922.89                 0.00
         I-M-3                     228,179.20                0.00        10,045,749.06           279,976.92                 0.00
         I-B-1                     218,661.82                0.00         9,626,739.71           273,878.11                 0.00
         I-B-2                     199,646.89                0.00         8,789,593.96           253,057.96                 0.00
         I-B-3                     190,149.33                0.00         8,371,457.55           247,797.48                 0.00
         I-B-4                     228,179.20                0.00        10,045,749.06           299,497.39                 0.00
          I-C                            0.00                0.00         4,315,386.88           294,655.03                 0.00
          I-P                            0.00                0.00               100.00            20,592.90                 0.00
         I-R-1                           0.00                0.00                 0.00                 0.00                 0.00
        II-1A-1                    939,147.42                0.00        78,185,947.99         1,301,804.11                 0.00
        II-1A-2                     38,008.73                0.00         3,164,304.29            52,686.00                 0.00
        II-2A-1                  3,387,959.38                0.00       185,016,098.43         4,329,979.67                 0.00
        II-2A-2                     70,366.78                0.00         3,842,722.28            89,932.23                 0.00
         II-B-1                      7,540.14                0.00         7,234,832.39            42,837.89                 0.00
         II-B-2                      4,859.78                0.00         4,662,998.14            27,609.90                 0.00
         II-B-3                      3,184.42                0.00         3,055,477.84            18,091.68                 0.00
         II-B-4                      2,680.37                0.00         2,571,834.25            15,227.99                 0.00
         II-B-5                      1,675.36                0.00         1,607,520.29             9,518.23                 0.00
         II-B-6                      1,344.81                0.00         1,290,356.76             7,640.28                 0.00
         II-1PO                     15,929.92                0.00         1,570,233.80            15,929.92                 0.00
         II-1X                           0.00                0.00                 0.00            33,145.06                 0.00
         II-2PO                     63,350.24                0.00         4,298,649.75            63,350.24                 0.00
         II-2X                           0.00                0.00                 0.00            60,052.12                 0.00
         II-1P                           0.00                0.00               100.00             2,117.58                 0.00
        II-1R-1                          0.00                0.00                 0.00                 0.00                 0.00
        II-1R-2                          0.00                0.00                 0.00                 0.00                 0.00
         II-2P                           0.00                0.00               100.00            54,910.85                 0.00
          FGIC                           0.00                0.00                 0.00             3,905.84                 0.00

Totals                          13,957,699.01                0.00       715,611,472.86        17,962,935.74                 0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

  NOTE: FGIC (Financial Guaranty Insurance Company)- Insurer Premium Amount



                                                Principal Distribution Statement

         Class                   Original          Beginning        Scheduled       UnScheduled        Accretion        Realized
                                     Face        Certificate        Principal         Principal                             Loss
                                   Amount            Balance     Distribution      Distribution
         I-A-1             275,026,000.00     245,533,315.34             0.00      5,453,181.52             0.00            0.00
         I-A-2              75,000,000.00      66,957,300.95             0.00      1,487,090.73             0.00            0.00
         I-M-1              46,510,000.00      41,522,454.23             0.00        922,194.53             0.00            0.00
         I-M-2              24,933,000.00      22,259,285.13             0.00        494,368.44             0.00            0.00
         I-M-3              11,508,000.00      10,273,928.26             0.00        228,179.20             0.00            0.00
         I-B-1              11,028,000.00       9,845,401.53             0.00        218,661.82             0.00            0.00
         I-B-2              10,069,000.00       8,989,240.84             0.00        199,646.89             0.00            0.00
         I-B-3               9,590,000.00       8,561,606.88             0.00        190,149.33             0.00            0.00
         I-B-4              11,508,000.00      10,273,928.26             0.00        228,179.20             0.00            0.00
          I-C                4,315,431.40       4,315,386.88             0.00              0.00             0.00            0.00
          I-P                      100.00             100.00             0.00              0.00             0.00            0.00
         I-R-1                       0.00               0.00             0.00              0.00             0.00            0.00
        II-1A-1             87,716,000.00      79,125,095.41       189,365.01        749,782.41             0.00            0.00
        II-1A-2              3,550,000.00       3,202,313.02         7,663.89         30,344.84             0.00            0.00
        II-2A-1            202,218,000.00     188,404,057.82        85,448.62      3,302,510.76             0.00            0.00
        II-2A-2              4,200,000.00       3,913,089.06         1,774.74         68,592.04             0.00            0.00
        II-B-1               7,300,000.00       7,242,372.54         7,540.14              0.00             0.00            0.00
        II-B-2               4,705,000.00       4,667,857.92         4,859.78              0.00             0.00            0.00
        II-B-3               3,083,000.00       3,058,662.26         3,184.42              0.00             0.00            0.00
        II-B-4               2,595,000.00       2,574,514.62         2,680.37              0.00             0.00            0.00
        II-B-5               1,622,000.00       1,609,195.65         1,675.36              0.00             0.00            0.00
        II-B-6               1,301,979.76       1,291,701.57         1,344.81              0.00             0.00            0.00
        II-1PO               1,709,146.00       1,586,163.72         6,230.54          9,699.39             0.00            0.00
         II-1X                       0.00               0.00             0.00              0.00             0.00            0.00
        II-2PO               4,460,569.65       4,361,999.99         2,586.71         60,763.53             0.00            0.00
         II-2X                       0.00               0.00             0.00              0.00             0.00            0.00
         II-1P                     100.00             100.00             0.00              0.00             0.00            0.00
        II-1R-1                     50.00               0.00             0.00              0.00             0.00            0.00
        II-1R-2                     50.00               0.00             0.00              0.00             0.00            0.00
         II-2P                     100.00             100.00             0.00              0.00             0.00            0.00
         FGIC                        0.00               0.00             0.00              0.00             0.00            0.00

Totals                     803,948,526.81     729,569,171.88       314,354.39     13,643,344.63             0.00            0.00


                                       Principal Distribution Statement (continued)

         Class                         Total              Ending               Ending               Total
                                   Principal         Certificate          Certificate           Principal
                                   Reduction             Balance           Percentage        Distribution
         I-A-1                  5,453,181.52      240,080,133.82           0.87293614        5,453,181.52
         I-A-2                  1,487,090.73       65,470,210.22           0.87293614        1,487,090.73
         I-M-1                    922,194.53       40,600,259.70           0.87293614          922,194.53
         I-M-2                    494,368.44       21,764,916.69           0.87293614          494,368.44
         I-M-3                    228,179.20       10,045,749.06           0.87293614          228,179.20
         I-B-1                    218,661.82        9,626,739.71           0.87293614          218,661.82
         I-B-2                    199,646.89        8,789,593.96           0.87293614          199,646.89
         I-B-3                    190,149.33        8,371,457.55           0.87293614          190,149.33
         I-B-4                    228,179.20       10,045,749.06           0.87293614          228,179.20
          I-C                           0.00        4,315,386.88           0.99998968                0.00
          I-P                           0.00              100.00           1.00000000                0.00
         I-R-1                          0.00                0.00           0.00000000                0.00
        II-1A-1                   939,147.42       78,185,947.99           0.89135332          939,147.42
        II-1A-2                    38,008.73        3,164,304.29           0.89135332           38,008.73
        II-2A-1                 3,387,959.38      185,016,098.43           0.91493388        3,387,959.38
        II-2A-2                    70,366.78        3,842,722.28           0.91493388           70,366.78
         II-B-1                     7,540.14        7,234,832.39           0.99107293            7,540.14
         II-B-2                     4,859.78        4,662,998.14           0.99107293            4,859.78
         II-B-3                     3,184.42        3,055,477.84           0.99107293            3,184.42
         II-B-4                     2,680.37        2,571,834.25           0.99107293            2,680.37
         II-B-5                     1,675.36        1,607,520.29           0.99107293            1,675.36
         II-B-6                     1,344.81        1,290,356.76           0.99107283            1,344.81
         II-1PO                    15,929.92        1,570,233.80           0.91872420           15,929.92
         II-1X                          0.00                0.00           0.00000000                0.00
         II-2PO                    63,350.24        4,298,649.75           0.96369973           63,350.24
         II-2X                          0.00                0.00           0.00000000                0.00
         II-1P                          0.00              100.00           1.00000000                0.00
        II-1R-1                         0.00                0.00           0.00000000                0.00
        II-1R-2                         0.00                0.00           0.00000000                0.00
         II-2P                          0.00              100.00           1.00000000                0.00
          FGIC                          0.00                0.00           0.00000000                0.00

Totals                         13,957,699.01      715,611,472.86           0.89012101       13,957,699.01



                                           Principal Distribution Factors Statement

         Class                      Original           Beginning            Scheduled         UnScheduled            Accretion
                                        Face         Certificate            Principal           Principal
                                      Amount             Balance         Distribution        Distribution
         I-A-1                275,026,000.00        892.76401264           0.00000000         19.82787635           0.00000000
         I-A-2                 75,000,000.00        892.76401267           0.00000000         19.82787640           0.00000000
         I-M-1                 46,510,000.00        892.76401269           0.00000000         19.82787637           0.00000000
         I-M-2                 24,933,000.00        892.76401275           0.00000000         19.82787631           0.00000000
         I-M-3                 11,508,000.00        892.76401286           0.00000000         19.82787626           0.00000000
         I-B-1                 11,028,000.00        892.76401251           0.00000000         19.82787631           0.00000000
         I-B-2                 10,069,000.00        892.76401232           0.00000000         19.82787665           0.00000000
         I-B-3                  9,590,000.00        892.76401251           0.00000000         19.82787591           0.00000000
         I-B-4                 11,508,000.00        892.76401286           0.00000000         19.82787626           0.00000000
          I-C                   4,315,431.40        999.98968353           0.00000000          0.00000000           0.00000000
          I-P                         100.00       1000.00000000           0.00000000          0.00000000           0.00000000
         I-R-1                          0.00          0.00000000           0.00000000          0.00000000           0.00000000
        II-1A-1                87,716,000.00        902.06000513           2.15884229          8.54784087           0.00000000
        II-1A-2                 3,550,000.00        902.06000563           2.15884225          8.54784225           0.00000000
        II-2A-1               202,218,000.00        931.68787061           0.42255694         16.33143815           0.00000000
        II-2A-2                 4,200,000.00        931.68787143           0.42255714         16.33143810           0.00000000
         II-B-1                 7,300,000.00        992.10582740           1.03289589          0.00000000           0.00000000
         II-B-2                 4,705,000.00        992.10582784           1.03289692          0.00000000           0.00000000
         II-B-3                 3,083,000.00        992.10582549           1.03289653          0.00000000           0.00000000
         II-B-4                 2,595,000.00        992.10582659           1.03289788          0.00000000           0.00000000
         II-B-5                 1,622,000.00        992.10582614           1.03289766          0.00000000           0.00000000
         II-B-6                 1,301,979.76        992.10572214           1.03289624          0.00000000           0.00000000
         II-1PO                 1,709,146.00        928.04460239           3.64541122          5.67499207           0.00000000
         II-1X                          0.00          0.00000000           0.00000000          0.00000000           0.00000000
         II-2PO                 4,460,569.65        977.90200182           0.57990575         13.62236996           0.00000000
         II-2X                          0.00          0.00000000           0.00000000          0.00000000           0.00000000
         II-1P                        100.00       1000.00000000           0.00000000          0.00000000           0.00000000
        II-1R-1                        50.00          0.00000000           0.00000000          0.00000000           0.00000000
        II-1R-2                        50.00          0.00000000           0.00000000          0.00000000           0.00000000
         II-2P                        100.00       1000.00000000           0.00000000          0.00000000           0.00000000
          FGIC                          0.00          0.00000000           0.00000000          0.00000000           0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                    Realized                Total                Ending                Ending                Total
                                      Loss            Principal           Certificate           Certificate            Principal
                                                      Reduction               Balance            Percentage         Distribution
         I-A-1                  0.00000000          19.82787635          872.93613629            0.87293614          19.82787635
         I-A-2                  0.00000000          19.82787640          872.93613627            0.87293614          19.82787640
         I-M-1                  0.00000000          19.82787637          872.93613631            0.87293614          19.82787637
         I-M-2                  0.00000000          19.82787631          872.93613645            0.87293614          19.82787631
         I-M-3                  0.00000000          19.82787626          872.93613660            0.87293614          19.82787626
         I-B-1                  0.00000000          19.82787631          872.93613620            0.87293614          19.82787631
         I-B-2                  0.00000000          19.82787665          872.93613666            0.87293614          19.82787665
         I-B-3                  0.00000000          19.82787591          872.93613660            0.87293614          19.82787591
         I-B-4                  0.00000000          19.82787626          872.93613660            0.87293614          19.82787626
          I-C                   0.00000000           0.00000000          999.98968353            0.99998968           0.00000000
          I-P                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
         I-R-1                  0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
        II-1A-1                 0.00000000          10.70668316          891.35332197            0.89135332          10.70668316
        II-1A-2                 0.00000000          10.70668451          891.35332113            0.89135332          10.70668451
        II-2A-1                 0.00000000          16.75399509          914.93387547            0.91493388          16.75399509
        II-2A-2                 0.00000000          16.75399524          914.93387619            0.91493388          16.75399524
         II-B-1                 0.00000000           1.03289589          991.07293014            0.99107293           1.03289589
         II-B-2                 0.00000000           1.03289692          991.07293092            0.99107293           1.03289692
         II-B-3                 0.00000000           1.03289653          991.07292897            0.99107293           1.03289653
         II-B-4                 0.00000000           1.03289788          991.07292871            0.99107293           1.03289788
         II-B-5                 0.00000000           1.03289766          991.07292848            0.99107293           1.03289766
         II-B-6                 0.00000000           1.03289624          991.07282589            0.99107283           1.03289624
         II-1PO                 0.00000000           9.32039744          918.72420495            0.91872420           9.32039744
         II-1X                  0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
         II-2PO                 0.00000000          14.20227571          963.69972611            0.96369973          14.20227571
         II-2X                  0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
         II-1P                  0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
        II-1R-1                 0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
        II-1R-2                 0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
         II-2P                  0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          FGIC                  0.00000000           0.00000000            0.00000000            0.00000000           0.00000000


NOTE: All Classes are per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual         Current          Beginning           Current           Payment of
                               Dates            Days      Certificate       Certificate/           Accrued       Unpaid Interest
                                                                 Rate           Notional          Interest         Shortfall (1)
                                                                                 Balance
         I-A-1            09/01/06 - 09/30/06    30          5.75000%     245,533,315.34      1,176,513.80                  0.00
         I-A-2            09/01/06 - 09/30/06    30          5.75000%      66,957,300.95        320,837.07                  0.00
         I-M-1            09/25/06 - 10/24/06    30          5.78000%      41,522,454.23        199,999.82                  0.00
         I-M-2            09/25/06 - 10/24/06    30          5.96000%      22,259,285.13        110,554.45                  0.00
         I-M-3            09/25/06 - 10/24/06    30          6.05000%      10,273,928.26         51,797.72                  0.00
         I-B-1            09/25/06 - 10/24/06    30          6.73000%       9,845,401.53         55,216.29                170.00
         I-B-2            09/25/06 - 10/24/06    30          7.13000%       8,989,240.84         53,411.07              3,151.63
         I-B-3            09/25/06 - 10/24/06    30          8.08000%       8,561,606.88         57,648.15              9,779.64
         I-B-4            09/25/06 - 10/24/06    30          8.33000%      10,273,928.26         71,318.19             13,875.97
          I-C                             N/A   N/A          0.00000%       4,315,386.88              0.00                  0.00
          I-P                             N/A   N/A          0.00000%             100.00              0.00                  0.00
         I-R-1                            N/A   N/A          0.00000%               0.00              0.00                  0.00
        II-1A-1           09/01/06 - 09/30/06    30          5.50000%      79,125,095.41        362,656.69                  0.00
        II-1A-2           09/01/06 - 09/30/06    30          5.50000%       3,202,313.02         14,677.27                  0.00
        II-2A-1           09/01/06 - 09/30/06    30          6.00000%     188,404,057.82        942,020.29                  0.00
        II-2A-2           09/01/06 - 09/30/06    30          6.00000%       3,913,089.06         19,565.45                  0.00
         II-B-1           09/01/06 - 09/30/06    30          5.84854%       7,242,372.54         35,297.75                  0.00
         II-B-2           09/01/06 - 09/30/06    30          5.84854%       4,667,857.92         22,750.12                  0.00
         II-B-3           09/01/06 - 09/30/06    30          5.84854%       3,058,662.26         14,907.26                  0.00
         II-B-4           09/01/06 - 09/30/06    30          5.84854%       2,574,514.62         12,547.62                  0.00
         II-B-5           09/01/06 - 09/30/06    30          5.84854%       1,609,195.65          7,842.87                  0.00
         II-B-6           09/01/06 - 09/30/06    30          5.84854%       1,291,701.57          6,295.47                  0.00
         II-1PO                           N/A   N/A          0.00000%       1,586,163.72              0.00                  0.00
         II-1X            09/01/06 - 09/30/06    30          0.44141%      90,106,594.84         33,145.06                  0.00
         II-2PO                           N/A   N/A          0.00000%       4,361,999.99              0.00                  0.00
         II-2X            09/01/06 - 09/30/06    30          0.34164%     210,930,428.74         60,052.12                  0.00
         II-1P                            N/A   N/A          0.00000%             100.00              0.00                  0.00
        II-1R-1                           N/A   N/A          0.00000%               0.00              0.00                  0.00
        II-1R-2                           N/A   N/A          0.00000%               0.00              0.00                  0.00
         II-2P                            N/A   N/A          0.00000%             100.00              0.00                  0.00
          FGIC            09/01/06 - 09/30/06    30          0.07000%      66,957,300.95          3,905.84                  0.00

Totals                                                                                        3,632,960.37             26,977.24



                                           Interest Distribution Statement (continued)

         Class                      Current      Non-Supported               Total            Remaining                   Ending
                                   Interest           Interest            Interest      Unpaid Interest             Certificate/
                               Shortfall(1)          Shortfall        Distribution         Shortfall(1)                 Notional
                                                                                                                         Balance
         I-A-1                         0.00               0.00        1,176,513.80                 0.00           240,080,133.82
         I-A-2                         0.00               0.00          320,837.07                 0.00            65,470,210.22
         I-M-1                         0.00               0.00          199,999.82                 0.00            40,600,259.70
         I-M-2                         0.00               0.00          110,554.45                 0.00            21,764,916.69
         I-M-3                         0.00               0.00           51,797.72                 0.00            10,045,749.06
         I-B-1                       170.00               0.00           55,216.29                 0.00             9,626,739.71
         I-B-2                     3,151.63               0.00           53,411.07                 0.00             8,789,593.96
         I-B-3                     9,779.64               0.00           57,648.15                 0.00             8,371,457.55
         I-B-4                    13,875.97               0.00           71,318.19                 0.00            10,045,749.06
          I-C                          0.00               0.00          294,655.03                 0.00             4,315,386.88
          I-P                          0.00               0.00           20,592.90                 0.00                   100.00
         I-R-1                         0.00               0.00                0.00                 0.00                     0.00
        II-1A-1                        0.00               0.00          362,656.69                 0.00            78,185,947.99
        II-1A-2                        0.00               0.00           14,677.27                 0.00             3,164,304.29
        II-2A-1                        0.00               0.00          942,020.29                 0.00           185,016,098.43
        II-2A-2                        0.00               0.00           19,565.45                 0.00             3,842,722.28
         II-B-1                        0.00               0.00           35,297.75                 0.00             7,234,832.39
         II-B-2                        0.00               0.00           22,750.12                 0.00             4,662,998.14
         II-B-3                        0.00               0.00           14,907.26                 0.00             3,055,477.84
         II-B-4                        0.00               0.00           12,547.62                 0.00             2,571,834.25
         II-B-5                        0.00               0.00            7,842.87                 0.00             1,607,520.29
         II-B-6                        0.00               0.00            6,295.47                 0.00             1,290,356.76
         II-1PO                        0.00               0.00                0.00                 0.00             1,570,233.80
         II-1X                         0.00               0.00           33,145.06                 0.00            89,098,687.41
         II-2PO                        0.00               0.00                0.00                 0.00             4,298,649.75
         II-2X                         0.00               0.00           60,052.12                 0.00           207,402,288.82
         II-1P                         0.00               0.00            2,117.58                 0.00                   100.00
        II-1R-1                        0.00               0.00                0.00                 0.00                     0.00
        II-1R-2                        0.00               0.00                0.00                 0.00                     0.00
         II-2P                         0.00               0.00           54,910.85                 0.00                   100.00
          FGIC                         0.00               0.00            3,905.84                 0.00            65,470,210.22

Totals                            26,977.24               0.00        4,005,236.73                 0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: FGIC (Financial Guaranty Insurance Company)- Insurer Premium Amount

                                             Interest Distribution Factors Statement

         Class                       Original         Current            Beginning                Current            Payment of
                                         Face     Certificate          Certificate/               Accrued        Unpaid Interest
                                       Amount            Rate              Notional              Interest          Shortfall (1)
                                                                            Balance
         I-A-1                 275,026,000.00         5.75000%         892.76401264            4.27782755             0.00000000
         I-A-2                  75,000,000.00         5.75000%         892.76401267            4.27782760             0.00000000
         I-M-1                  46,510,000.00         5.78000%         892.76401269            4.30014664             0.00000000
         I-M-2                  24,933,000.00         5.96000%         892.76401275            4.43406128             0.00000000
         I-M-3                  11,508,000.00         6.05000%         892.76401286            4.50101842             0.00000000
         I-B-1                  11,028,000.00         6.73000%         892.76401251            5.00691785             0.01541531
         I-B-2                  10,069,000.00         7.13000%         892.76401232            5.30450591             0.31300328
         I-B-3                   9,590,000.00         8.08000%         892.76401251            6.01127737             1.01977477
         I-B-4                  11,508,000.00         8.33000%         892.76401286            6.19727059             1.20576729
          I-C                    4,315,431.40         0.00000%         999.98968353            0.00000000             0.00000000
          I-P                          100.00         0.00000%        1000.00000000            0.00000000             0.00000000
         I-R-1                           0.00         0.00000%           0.00000000            0.00000000             0.00000000
        II-1A-1                 87,716,000.00         5.50000%         902.06000513            4.13444172             0.00000000
        II-1A-2                  3,550,000.00         5.50000%         902.06000563            4.13444225             0.00000000
        II-2A-1                202,218,000.00         6.00000%         931.68787061            4.65843936             0.00000000
        II-2A-2                  4,200,000.00         6.00000%         931.68787143            4.65844048             0.00000000
         II-B-1                  7,300,000.00         5.84854%         992.10582740            4.83530822             0.00000000
         II-B-2                  4,705,000.00         5.84854%         992.10582784            4.83530712             0.00000000
         II-B-3                  3,083,000.00         5.84854%         992.10582549            4.83530976             0.00000000
         II-B-4                  2,595,000.00         5.84854%         992.10582659            4.83530636             0.00000000
         II-B-5                  1,622,000.00         5.84854%         992.10582614            4.83530826             0.00000000
         II-B-6                  1,301,979.76         5.84854%         992.10572214            4.83530558             0.00000000
         II-1PO                  1,709,146.00         0.00000%         928.04460239            0.00000000             0.00000000
         II-1X                           0.00         0.44141%         907.59088044            0.33385075             0.00000000
         II-2PO                  4,460,569.65         0.00000%         977.90200182            0.00000000             0.00000000
         II-2X                           0.00         0.34164%         936.72075944            0.26668541             0.00000000
         II-1P                         100.00         0.00000%        1000.00000000            0.00000000             0.00000000
        II-1R-1                         50.00         0.00000%           0.00000000            0.00000000             0.00000000
        II-1R-2                         50.00         0.00000%           0.00000000            0.00000000             0.00000000
         II-2P                         100.00         0.00000%        1000.00000000            0.00000000             0.00000000
          FGIC                           0.00         0.07000%         892.76401267            0.05207787             0.00000000

                                       Interest Distribution Factors Statement (continued)

         Class                        Current        Non-Supported                Total    Remaining Unpaid              Ending
                                     Interest             Interest             Interest            Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
         I-A-1                     0.00000000           0.00000000           4.27782755          0.00000000         872.93613629
         I-A-2                     0.00000000           0.00000000           4.27782760          0.00000000         872.93613627
         I-M-1                     0.00000000           0.00000000           4.30014664          0.00000000         872.93613631
         I-M-2                     0.00000000           0.00000000           4.43406128          0.00000000         872.93613645
         I-M-3                     0.00000000           0.00000000           4.50101842          0.00000000         872.93613660
         I-B-1                     0.01541531           0.00000000           5.00691785          0.00000000         872.93613620
         I-B-2                     0.31300328           0.00000000           5.30450591          0.00000000         872.93613666
         I-B-3                     1.01977477           0.00000000           6.01127737          0.00000000         872.93613660
         I-B-4                     1.20576729           0.00000000           6.19727059          0.00000000         872.93613660
          I-C                      0.00000000           0.00000000          68.27939149          0.00000000         999.98968353
          I-P                      0.00000000           0.00000000      205929.00000000          0.00000000        1000.00000000
         I-R-1                     0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
        II-1A-1                    0.00000000           0.00000000           4.13444172          0.00000000         891.35332197
        II-1A-2                    0.00000000           0.00000000           4.13444225          0.00000000         891.35332113
        II-2A-1                    0.00000000           0.00000000           4.65843936          0.00000000         914.93387547
        II-2A-2                    0.00000000           0.00000000           4.65844048          0.00000000         914.93387619
         II-B-1                    0.00000000           0.00000000           4.83530822          0.00000000         991.07293014
         II-B-2                    0.00000000           0.00000000           4.83530712          0.00000000         991.07293092
         II-B-3                    0.00000000           0.00000000           4.83530976          0.00000000         991.07292897
         II-B-4                    0.00000000           0.00000000           4.83530636          0.00000000         991.07292871
         II-B-5                    0.00000000           0.00000000           4.83530826          0.00000000         991.07292848
         II-B-6                    0.00000000           0.00000000           4.83530558          0.00000000         991.07282589
         II-1PO                    0.00000000           0.00000000           0.00000000          0.00000000         918.72420495
         II-1X                     0.00000000           0.00000000           0.33385075          0.00000000         897.43882006
         II-2PO                    0.00000000           0.00000000           0.00000000          0.00000000         963.69972611
         II-2X                     0.00000000           0.00000000           0.26668541          0.00000000         921.05264590
         II-1P                     0.00000000           0.00000000       21175.80000000          0.00000000        1000.00000000
        II-1R-1                    0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
        II-1R-2                    0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
         II-2P                     0.00000000           0.00000000      549108.50000000          0.00000000        1000.00000000
          FGIC                     0.00000000           0.00000000           0.05207787          0.00000000         872.93613627

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Classes are per $1,000 denomination.


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               17,715,587.43
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   322,328.48
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 77,621.33
Total Deposits                                                                                        18,115,537.24

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           152,601.50
     Payment of Interest and Principal                                                                17,962,935.74
Total Withdrawals (Pool Distribution Amount)                                                          18,115,537.24

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.




                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    151,993.52
Master Servicing Fee- Wells Fargo Bank, N.A.                                                607.98
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               152,601.50

*Servicer Payees include: EMC MORTGAGE CORPORATION; GREENPOINT MORTGAGE FUNDING, INC; HARBOURSIDE
MORTGAGE; HSBC MORTGAGE CORPORATION (USA); PHH MORTGAGE CORPORATION; WELLS FARGO BANK, N.A.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                            Policy Payments Account                0.00                0.00              0.00               0.00
                               Net WAC Reserve Fund            5,000.00           26,977.25         26,977.25           5,000.00
                     Class II-R Certificate Account                0.00                0.00              0.00               0.00
                      Class I-P Certificate Account              100.00                0.00              0.00             100.00
                    Class II-1P Certificate Account              100.00                0.00              0.00             100.00
                    Class II-2P Certificate Account              100.00                0.00              0.00             100.00

NOTE: Insurer- Financial Guaranty Insurance Company

                                     COLLATERAL STATEMENT
Collateral Description                                                             Mixed Fixed
Weighted Average Gross Coupon                                                        6.716408%
Weighted Average Pass-Through Rate                                                   6.460322%
Weighted Average Remaining Term                                                            327

Beginning Scheduled Collateral Loan Count                                                2,783
Number Of Loans Paid In Full                                                                51
Ending Scheduled Collateral Loan Count                                                   2,732

Beginning Scheduled Collateral Balance                                          729,568,871.87
Ending Scheduled Collateral Balance                                             715,611,172.86
Ending Actual Collateral Balance at 30-Sep-2006                                 715,959,546.45

Monthly P&I Constant                                                              4,495,145.52
Special Servicing Fee                                                                     0.00
Prepayment Penalty Waived Amount                                                          0.00
Prepayment Penalty Waived Count                                                              0
Prepayment Penalty Paid Amount                                                       77,621.33
Prepayment Penalty Paid Count                                                               14
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Class A Optimal Amount                                                           14,309,128.15
Class AP Deferred Amount                                                                  0.00

Scheduled Principal                                                                 411,743.73
Unscheduled Principal                                                            13,545,955.28



                                        Group Level Collateral Statement

Group                                                                    Group I                          Group II-1
 Collateral Description                                               Mixed Fixed                         Mixed Fixed
 Weighted Average Coupon Rate                                            6.960279                            6.095595
 Weighted Average Net Rate                                               6.710279                            5.845595
 Pass-Through Rate                                                       6.709279                            5.844595
 Weighted Average Remaining Term                                              350                                 167
 Record Date                                                           09/30/2006                          09/30/2006
 Principal And Interest Constant                                     2,582,973.77                          675,791.86
 Beginning Loan Count                                                       1,767                                 329
 Loans Paid in Full                                                            32                                   5
 Ending Loan Count                                                          1,735                                 324
 Beginning Scheduled Balance                                       428,531,848.29                       90,106,594.84
 Ending Scheduled Balance                                          419,110,196.63                       89,098,687.41
 Scheduled Principal                                                    97,389.34                          218,080.80
 Unscheduled Principal                                               9,324,262.32                          789,826.63
 Scheduled Interest                                                  2,485,584.43                          457,711.06
 Servicing Fees                                                         89,277.47                           18,772.21
 Master Servicing Fees                                                     357.11                               75.09
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        2,395,949.85                          438,863.76
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         20,592.90                            2,117.58
 Prepayment Penalty Paid Count                                                  4                                   1
 Special Servicing Fee                                                       0.00                                0.00



                                        Group Level Collateral Statement

Group                                                                 Group II-2                               Total
 Collateral Description                                               Mixed Fixed                         Mixed Fixed
 Weighted Average Coupon Rate                                            6.486155                            6.716408
 Weighted Average Net Rate                                               6.236155                            6.466408
 Pass-Through Rate                                                       6.217563                            6.460322
 Weighted Average Remaining Term                                              349                                 327
 Record Date                                                           09/30/2006                          09/30/2006
 Principal And Interest Constant                                     1,236,379.89                        4,495,145.52
 Beginning Loan Count                                                         687                               2,783
 Loans Paid in Full                                                            14                                  51
 Ending Loan Count                                                            673                               2,732
 Beginning Scheduled Balance                                       210,930,428.74                      729,568,871.87
 Ending Scheduled Balance                                          207,402,288.82                      715,611,172.86
 Scheduled Principal                                                    96,273.59                          411,743.73
 Unscheduled Principal                                               3,431,866.33                       13,545,955.28
 Scheduled Interest                                                  1,140,106.30                        4,083,401.79
 Servicing Fees                                                         43,943.84                          151,993.52
 Master Servicing Fees                                                     175.78                              607.98
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                               3,092.41                            3,092.41
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,092,894.27                        3,927,707.88
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         54,910.85                           77,621.33
 Prepayment Penalty Paid Count                                                  9                                  14
 Special Servicing Fee                                                       0.00                                0.00


                            Additional Reporting - Deal Level



                                   Structural Reporting
3 Month Rolling Average Delinquency                                             3.672815%


                                 Trigger Event Reporting
Group I Extra Principal Distribution Trigger
     Group I Turbo & Call Trigger                                                   FALSE
Delinquency Percentage Trigger Group II
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                          23.252591%
Cumulative Loss Trigger Group II
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Shifting Interest Delinquency/Loss TriggerGroup II
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%



                                      Additional Reporting - Group Level

                                            Miscellaneous Reporting

        Group I
           Group I Overcollateralized Amount                                             4,315,386.88
           Group I Overcollateralized Increase Amt                                               0.00
           Group I Overcollateralized Release Amt                                                0.00
           Group I Overcollateralized Target Amount                                      4,315,386.88
           Group I Extra Principal Distribution Amt                                              0.00

                                             Structural Reporting

        Group I
           Net WAC Rate Carryover Amount Group 1                                            26,977.25
           Net WAC Rate Carryover Amount I-A-1                                                   0.00
           Net WAC Rate Carryover Amount I-A-2                                                   0.00
           Net WAC Rate Carryover Amount I-M-1                                                   0.00
           Net WAC Rate Carryover Amount I-M-2                                                   0.00
           Net WAC Rate Carryover Amount I-M-3                                                   0.00
           Net WAC Rate Carryover Amount I-B-1                                                 170.00
           Net WAC Rate Carryover Amount I-B-2                                               3,151.63
           Net WAC Rate Carryover Amount I-B-3                                               9,779.64
           Net WAC Rate Carryover Amount I-B-4                                              13,875.97

        Group II-1
           Senior Percentage II-1                                                          93.003849%
           Subordinate Percentage II-1                                                      6.996151%
           Senior Prepayment Percentage II-1                                              100.000000%
           Subordinate Prepayment Percentage II-1                                           0.000000%

        Group II-2
           Senior Percentage II-2                                                          93.100939%
           Subordinate Percentage II-2                                                      6.899061%
           Senior Prepayment Percentage II-2                                              100.000000%
           Subordinate Prepayment Percentage II-2                                           0.000000%


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        1                    0                   0                    1
                                 459,350.00           0.00                0.00                 459,350.00

30 Days      30                  1                    0                   0                    31
             7,712,163.91        132,621.69           0.00                0.00                 7,844,785.60

60 Days      15                  0                    0                   0                    15
             3,298,385.19        0.00                 0.00                0.00                 3,298,385.19

90 Days      2                   0                    4                   0                    6
             580,415.00          0.00                 1,105,805.31        0.00                 1,686,220.31

120 Days     3                   1                    10                  1                    15
             355,882.49          64,012.91            3,103,057.57        564,800.00           4,087,752.97

150 Days     0                   1                    11                  0                    12
             0.00                106,906.92           2,498,687.51        0.00                 2,605,594.43

180+ Days    1                   3                    10                  6                    20
             1,088,750.00        797,253.13           5,044,198.21        2,887,400.00         9,817,601.34

Totals       51                  7                    35                  7                    100
             13,035,596.59       1,560,144.65         11,751,748.60       3,452,200.00         29,799,689.84

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.036603%            0.000000%           0.000000%            0.036603%
                                 0.064159%            0.000000%           0.000000%            0.064159%

30 Days      1.098097%           0.036603%            0.000000%           0.000000%            1.134700%
             1.077179%           0.018524%            0.000000%           0.000000%            1.095702%

60 Days      0.549048%           0.000000%            0.000000%           0.000000%            0.549048%
             0.460694%           0.000000%            0.000000%           0.000000%            0.460694%

90 Days      0.073206%           0.000000%            0.146413%           0.000000%            0.219619%
             0.081068%           0.000000%            0.154451%           0.000000%            0.235519%

120 Days     0.109810%           0.036603%            0.366032%           0.036603%            0.549048%
             0.049707%           0.008941%            0.433412%           0.078887%            0.570947%

150 Days     0.000000%           0.036603%            0.402635%           0.000000%            0.439239%
             0.000000%           0.014932%            0.348998%           0.000000%            0.363930%

180+ Days    0.036603%           0.109810%            0.366032%           0.219619%            0.732064%
             0.152069%           0.111354%            0.704537%           0.403291%            1.371251%

Totals       1.866764%           0.256223%            1.281113%           0.256223%            3.660322%
             1.820717%           0.217910%            1.641398%           0.482178%            4.162203%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     322,328.48


                                                 Delinquency Status By Group

                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total

Group I                 No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    1                     0                    0                    1
                                             459,350.00            0.00                 0.00                 459,350.00

30 Days                 24                   1                     0                    0                    25
                        5,891,607.47         132,621.69            0.00                 0.00                 6,024,229.16

60 Days                 11                   0                     0                    0                    11
                        2,144,243.78         0.00                  0.00                 0.00                 2,144,243.78

90 Days                 2                    0                     2                    0                    4
                        580,415.00           0.00                  532,169.63           0.00                 1,112,584.63

120 Days                3                    1                     6                    1                    11
                        355,882.49           64,012.91             1,157,791.61         564,800.00           2,142,487.01

150 Days                0                    1                     10                   0                    11
                        0.00                 106,906.92            2,277,087.51         0.00                 2,383,994.43

180+ Days               1                    3                     6                    5                    15
                        1,088,750.00         797,253.13            3,524,710.81         2,387,450.00         7,798,163.94

Totals                  41                   7                     24                   6                    78
                        10,060,898.74        1,560,144.65          7,491,759.56         2,952,250.00         22,065,052.95


0-29 Days                                    0.057637%             0.000000%            0.000000%            0.057637%
                                             0.109579%             0.000000%            0.000000%            0.109579%

30 Days                 1.383285%            0.057637%             0.000000%            0.000000%            1.440922%
                        1.405450%            0.031637%             0.000000%            0.000000%            1.437087%

60 Days                 0.634006%            0.000000%             0.000000%            0.000000%            0.634006%
                        0.511512%            0.000000%             0.000000%            0.000000%            0.511512%

90 Days                 0.115274%            0.000000%             0.115274%            0.000000%            0.230548%
                        0.138459%            0.000000%             0.126950%            0.000000%            0.265408%

120 Days                0.172911%            0.057637%             0.345821%            0.057637%            0.634006%
                        0.084896%            0.015270%             0.276193%            0.134734%            0.511093%

150 Days                0.000000%            0.057637%             0.576369%            0.000000%            0.634006%
                        0.000000%            0.025503%             0.543202%            0.000000%            0.568705%

180+ Days               0.057637%            0.172911%             0.345821%            0.288184%            0.864553%
                        0.259723%            0.190186%             0.840824%            0.569529%            1.860262%

Totals                  2.363112%            0.403458%             1.383285%            0.345821%            4.495677%
                        2.400040%            0.372174%             1.787169%            0.704263%            5.263646%


                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total
Group II-1              No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 3                    0                     0                    0                    3
                        719,922.71           0.00                  0.00                 0.00                 719,922.71

60 Days                 1                    0                     0                    0                    1
                        468,061.98           0.00                  0.00                 0.00                 468,061.98

90 Days                 0                    0                     1                    0                    1
                        0.00                 0.00                  253,635.68           0.00                 253,635.68

120 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

150 Days                0                    0                     1                    0                    1
                        0.00                 0.00                  221,600.00           0.00                 221,600.00

180+ Days               0                    0                     2                    1                    3
                        0.00                 0.00                  917,599.67           499,950.00           1,417,549.67

Totals                  4                    0                     4                    1                    9
                        1,187,984.69         0.00                  1,392,835.35         499,950.00           3,080,770.04


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 0.925926%            0.000000%             0.000000%            0.000000%            0.925926%
                        0.806380%            0.000000%             0.000000%            0.000000%            0.806380%

60 Days                 0.308642%            0.000000%             0.000000%            0.000000%            0.308642%
                        0.524273%            0.000000%             0.000000%            0.000000%            0.524273%

90 Days                 0.000000%            0.000000%             0.308642%            0.000000%            0.308642%
                        0.000000%            0.000000%             0.284095%            0.000000%            0.284095%

120 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

150 Days                0.000000%            0.000000%             0.308642%            0.000000%            0.308642%
                        0.000000%            0.000000%             0.248212%            0.000000%            0.248212%

180+ Days               0.000000%            0.000000%             0.617284%            0.308642%            0.925926%
                        0.000000%            0.000000%             1.027796%            0.559990%            1.587786%

Totals                  1.234568%            0.000000%             1.234568%            0.308642%            2.777778%
                        1.330652%            0.000000%             1.560104%            0.559990%            3.450746%


                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total
Group II-2              No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 3                    0                     0                    0                    3
                        1,100,633.73         0.00                  0.00                 0.00                 1,100,633.73

60 Days                 3                    0                     0                    0                    3
                        686,079.43           0.00                  0.00                 0.00                 686,079.43

90 Days                 0                    0                     1                    0                    1
                        0.00                 0.00                  320,000.00           0.00                 320,000.00

120 Days                0                    0                     4                    0                    4
                        0.00                 0.00                  1,945,265.96         0.00                 1,945,265.96

150 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

180+ Days               0                    0                     2                    0                    2
                        0.00                 0.00                  601,887.73           0.00                 601,887.73

Totals                  6                    0                     7                    0                    13
                        1,786,713.16         0.00                  2,867,153.69         0.00                 4,653,866.85


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 0.445765%            0.000000%             0.000000%            0.000000%            0.445765%
                        0.530467%            0.000000%             0.000000%            0.000000%            0.530467%

60 Days                 0.445765%            0.000000%             0.000000%            0.000000%            0.445765%
                        0.330666%            0.000000%             0.000000%            0.000000%            0.330666%

90 Days                 0.000000%            0.000000%             0.148588%            0.000000%            0.148588%
                        0.000000%            0.000000%             0.154229%            0.000000%            0.154229%

120 Days                0.000000%            0.000000%             0.594354%            0.000000%            0.594354%
                        0.000000%            0.000000%             0.937550%            0.000000%            0.937550%

150 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

180+ Days               0.000000%            0.000000%             0.297177%            0.000000%            0.297177%
                        0.000000%            0.000000%             0.290089%            0.000000%            0.290089%

Totals                  0.891530%            0.000000%             1.040119%            0.000000%            1.931649%
                        0.861133%            0.000000%             1.381867%            0.000000%            2.243000%






                       180+ Delinquency Summary

                                Summary                                                        Group I

               Days    Number of          Outstanding    Percentage of       Number of         Outstanding   Percentage of
         Delinquent         Loans              Actual       Balance(%)            Loans             Actual       Balance(%)
                                           Balance($)                                           Balance($)
    180  -      209             5        1,767,763.94            0.247                5       1,767,763.94            0.422
    210  -      239             6        2,727,449.67            0.381                4       1,947,500.00            0.465
    240  -      269             6        4,301,237.73            0.601                4       3,699,350.00            0.882
    270  -      299             3        1,021,150.00            0.143                2         383,550.00            0.091
              Total            20        9,817,601.34            1.372               15       7,798,163.94            1.860

                 180+ Delinquency Summary (continued)

                              Group II-1                                                      Group II-2

               Days    Number of          Outstanding    Percentage of         Number of       Outstanding   Percentage of
         Delinquent         Loans              Actual       Balance(%)              Loans           Actual       Balance(%)
                                           Balance($)                                           Balance($)
    180  -      209             0                0.00            0.000                  0             0.00            0.000
    210  -      239             2          779,949.67            0.874                  0             0.00            0.000
    240  -      269             0                0.00            0.000                  2       601,887.73            0.290
    270  -      299             1          637,600.00            0.714                  0             0.00            0.000
              Total             3        1,417,549.67            1.588                  2       601,887.73            0.290

This report includes all loans greater than 180 days delinquent regardless of status (REO, Foreclosure, Bankruptcy).



                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              4                   Nov-05            0.000%
     Original Principal Balance     2,068,750.00                   Dec-05            0.000%
     Current Actual Balance         2,068,750.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current REO Total                                                 Mar-06            0.000%
     Loans in REO                              7                   Apr-06            0.000%
     Original Principal Balance     3,452,200.00                   May-06            0.000%
     Current Actual Balance         3,452,200.00                   Jun-06            0.000%
                                                                   Jul-06            0.035%
                                                                   Aug-06            0.035%
                                                                   Sep-06            0.190%
                                                                   Oct-06            0.482%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group I                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              3                   Nov-05            0.000%
     Original Principal Balance     1,568,800.00                   Dec-05            0.000%
     Current Actual Balance         1,568,800.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current REO Total                                                 Mar-06            0.000%
     Loans in REO                              6                   Apr-06            0.000%
     Original Principal Balance     2,952,250.00                   May-06            0.000%
     Current Actual Balance         2,952,250.00                   Jun-06            0.000%
                                                                   Jul-06            0.059%
                                                                   Aug-06            0.059%
                                                                   Sep-06            0.323%
                                                                   Oct-06            0.704%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-1                                                          12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              1                   Nov-05            0.000%
     Original Principal Balance       499,950.00                   Dec-05            0.000%
     Current Actual Balance           499,950.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current REO Total                                                 Mar-06            0.000%
     Loans in REO                              1                   Apr-06            0.000%
     Original Principal Balance       499,950.00                   May-06            0.000%
     Current Actual Balance           499,950.00                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.560%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-2                                                          12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current REO Total                                                 Mar-06            0.000%
     Loans in REO                              0                   Apr-06            0.000%
     Original Principal Balance             0.00                   May-06            0.000%
     Current Actual Balance                 0.00                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance

      Group I           0000300020          Oct-2006      01-Nov-2005              FL              80.00          776,000.00
      Group I           0002385961          Oct-2006      01-Dec-2005              MD              78.44          564,800.00
      Group I           0002394717          Oct-2006      01-Jan-2006              TX              80.00          228,000.00
      Group I           0002435198          Sep-2006      01-Dec-2005              CO              80.00          124,800.00
      Group I           0012843330          Sep-2006      01-Dec-2005              GA              79.98          999,900.00
      Group I           5001001896          Jul-2006      01-Nov-2005              CO              74.83          258,750.00
     Group II-1         2300825412          Oct-2006      01-Sep-2005              CA              79.98          499,950.00


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest
      Group I           0000300020          776,000.00    01-Jan-2006               7            8.250%            46,559.97
      Group I           0002385961          564,800.00    01-Apr-2006               4            6.250%            16,944.00
      Group I           0002394717          228,000.00    01-Jan-2006               7            9.375%            15,603.75
      Group I           0002435198          124,800.00    01-Nov-2005               9            8.500%             7,722.00
      Group I           0012843330          999,900.00    01-Dec-2005               8            8.250%            59,994.00
      Group I           5001001896          258,750.00    01-Nov-2005               9            8.000%            15,039.81
     Group II-1         2300825412          499,950.00    01-Jan-2006               7            6.875%            24,841.26


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      4                   Nov-05            0.000%
     Original Principal Balance     1,092,350.00                   Dec-05            0.000%
     Current Actual Balance         1,091,619.63                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Foreclosure Total                                         Mar-06            0.000%
     Loans in Foreclosure                     35                   Apr-06            0.033%
     Original Principal Balance    11,761,725.00                   May-06            0.133%
     Current Actual Balance        11,751,748.60                   Jun-06            0.404%
                                                                   Jul-06            0.853%
                                                                   Aug-06            1.363%
                                                                   Sep-06            1.968%
                                                                   Oct-06            1.641%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group I                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      3                   Nov-05            0.000%
     Original Principal Balance       772,350.00                   Dec-05            0.000%
     Current Actual Balance           771,619.63                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Foreclosure Total                                         Mar-06            0.000%
     Loans in Foreclosure                     24                   Apr-06            0.056%
     Original Principal Balance     7,493,625.00                   May-06            0.084%
     Current Actual Balance         7,491,759.56                   Jun-06            0.429%
                                                                   Jul-06            1.191%
                                                                   Aug-06            1.804%
                                                                   Sep-06            2.185%
                                                                   Oct-06            1.787%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group II-1                                                        12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Foreclosure Total                                         Mar-06            0.000%
     Loans in Foreclosure                      4                   Apr-06            0.000%
     Original Principal Balance     1,394,400.00                   May-06            0.677%
     Current Actual Balance         1,392,835.35                   Jun-06            1.216%
                                                                   Jul-06            1.227%
                                                                   Aug-06            1.790%
                                                                   Sep-06            2.096%
                                                                   Oct-06            1.560%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group II-2                                                        12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      1                   Nov-05            0.000%
     Original Principal Balance       320,000.00                   Dec-05            0.000%
     Current Actual Balance           320,000.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Foreclosure Total                                         Mar-06            0.000%
     Loans in Foreclosure                      7                   Apr-06            0.000%
     Original Principal Balance     2,873,700.00                   May-06            0.000%
     Current Actual Balance         2,867,153.69                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.282%
                                                                   Sep-06            1.472%
                                                                   Oct-06            1.382%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Group I              0002388667         Sep-2006        01-Nov-2005             IL              80.00         64,000.00
       Group I              0002390458         Sep-2006        01-Dec-2005             TN              85.00         71,400.00
       Group I              0002390526         Sep-2006        01-Nov-2005             ME              80.00        252,000.00
       Group I              0002437416         Sep-2006        01-Dec-2005             AZ              80.00        268,000.00
       Group I              0002437818         Sep-2006        01-Jan-2006             CA              80.00        308,000.00
       Group I              0002438465         Sep-2006        01-Jan-2006             FL              70.00         50,400.00
       Group I              0002438541         Jul-2006        01-Jan-2006             IL              74.98        411,500.00
       Group I              0002439125         Jul-2006        01-Jan-2006             MD              80.00        172,800.00
       Group I              0002439740         Sep-2006        01-Jan-2006             FL              75.00        341,175.00
       Group I              0002441179         Sep-2006        01-Jan-2006             TX              66.66        150,000.00
       Group I              0002443776         Sep-2006        01-Feb-2006             TX              70.00        169,400.00
       Group I              0005091402         Aug-2006        01-Dec-2005             NV              78.75        252,000.00
       Group I              0005092803         Aug-2006        01-Dec-2005             NV              80.00        256,000.00
       Group I              0013041835         Aug-2006        01-Jan-2006             TN              65.00      1,950,000.00
       Group I              0014006878         Aug-2006        01-Oct-2005             FL              80.00        213,600.00
       Group I              0018935122         Oct-2006        01-Dec-2005             MD              70.00        347,900.00
       Group I              0018972760         Jun-2006        01-Nov-2005             CA              80.00        756,000.00
       Group I              0025090059         Aug-2006        01-Nov-2005             FL              75.00        165,000.00
       Group I              0045823000         Sep-2006        01-Nov-2005             VA              80.00        444,000.00
       Group I              0051010059         Jul-2006        01-Dec-2005             NV              80.00        132,000.00
       Group I              0055529524         Oct-2006        01-Jan-2006             PA              61.45        185,000.00
       Group I              0509000054         Sep-2006        01-Dec-2005             CO              80.00        191,200.00
       Group I              1048001794         Jul-2006        01-Oct-2005             NJ              80.00        102,800.00
       Group I              3165080097         Oct-2006        01-Dec-2005             CO              79.73        239,450.00
     Group II-1             0000139302         Aug-2006        01-Aug-2005             NC              80.00        221,600.00
     Group II-1             0002380894         May-2006        01-Sep-2005             CA              80.00        637,600.00
     Group II-1             0025060163         Aug-2006        01-Sep-2005             FL              80.00        280,000.00
     Group II-1             1103506968         Sep-2006        01-Nov-2005             NY              80.00        255,200.00
     Group II-2             1103460439         Aug-2006        01-Nov-2005             PA              80.00        232,000.00
     Group II-2             1103484163         Oct-2006        01-Dec-2005             CA              80.00        320,000.00
     Group II-2             1103491755         Aug-2006        01-Nov-2005             NJ              80.00        372,000.00
     Group II-2             1103492370         Sep-2006        01-Nov-2005             ME              95.00        399,000.00
     Group II-2             1103497630         Sep-2006        01-Oct-2005             AZ              80.00        195,200.00
     Group II-2             2503132232         Sep-2006        01-Dec-2005             FL              80.00        568,000.00
     Group II-2             2503133189         Sep-2006        01-Dec-2005             CA              75.00        787,500.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Group I               0002388667        63,983.46       01-Mar-2006              5          6.750%             2,426.06
       Group I               0002390458        71,191.61       01-Apr-2006              4          8.750%             3,021.08
       Group I               0002390526       252,000.00       01-Mar-2006              5          8.875%            12,678.75
       Group I               0002437416       268,000.00       01-Apr-2006              4          7.750%            10,050.00
       Group I               0002437818       308,000.00       01-Apr-2006              4          7.000%            10,395.00
       Group I               0002438465        50,400.00       01-Mar-2006              5          8.000%             2,278.50
       Group I               0002438541       411,500.00       01-Dec-2005              8          9.000%            27,004.68
       Group I               0002439125       172,800.00       01-Feb-2006              6          7.500%             8,352.00
       Group I               0002439740       340,654.05       01-Mar-2006              5          9.375%            18,104.19
       Group I               0002441179       150,000.00       01-Apr-2006              4          8.500%             6,187.50
       Group I               0002443776       169,400.00       01-Apr-2006              4          9.125%             7,517.16
       Group I               0005091402       252,000.00       01-Mar-2006              5          8.250%            11,760.00
       Group I               0005092803       256,000.00       01-Mar-2006              5          8.250%            11,946.69
       Group I               0013041835     1,950,000.00       01-Dec-2005              8          7.750%           109,687.50
       Group I               0014006878       213,600.00       01-Mar-2006              5          8.750%            10,591.00
       Group I               0018935122       347,900.00       01-May-2006              3          6.875%             9,603.50
       Group I               0018972760       756,000.00       01-Jan-2006              7          8.125%            44,649.80
       Group I               0025090059       165,000.00       01-Mar-2006              5          8.125%             7,579.67
       Group I               0045823000       444,000.00       01-Mar-2006              5          7.500%            18,777.50
       Group I               0051010059       131,997.12       01-Feb-2006              6          8.375%             7,149.85
       Group I               0055529524       184,269.63       01-May-2006              3          7.250%             5,365.80
       Group I               0509000054       191,200.00       01-Apr-2006              4          6.875%             6,333.54
       Group I               1048001794       102,413.69       01-Feb-2006              6          7.500%             4,936.51
       Group I               3165080097       239,450.00       01-Mar-2006              5          7.000%             9,428.30
      Group II-1             0000139302       221,600.00       01-Mar-2006              5          7.625%             9,533.37
      Group II-1             0002380894       637,600.00       01-Nov-2005              9          7.875%            36,462.78
      Group II-1             0025060163       279,999.67       01-Jan-2006              7          7.125%            14,437.53
      Group II-1             1103506968       253,635.68       01-May-2006              3          6.750%             6,856.85
      Group II-2             1103460439       231,609.08       01-Dec-2005              8          6.875%            11,458.34
      Group II-2             1103484163       320,000.00       01-May-2006              3          6.590%             8,453.30
      Group II-2             1103491755       370,278.65       01-Dec-2005              8          7.250%            19,459.60
      Group II-2             1103492370       396,921.69       01-Apr-2006              4          7.125%            13,615.49
      Group II-2             1103497630       195,200.00       01-Apr-2006              4          7.500%             7,075.98
      Group II-2             2503132232       565,644.75       01-Apr-2006              4          7.000%            19,049.76
      Group II-2             2503133189       787,499.52       01-Apr-2006              4          6.500%            24,609.36


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       3                   Nov-05            0.000%
     Original Principal Balance       305,120.00                   Dec-05            0.000%
     Current Actual Balance           303,541.52                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Bankruptcy Total                                          Mar-06            0.000%
     Loans in Bankruptcy                       7                   Apr-06            0.000%
     Original Principal Balance     1,561,920.00                   May-06            0.105%
     Current Actual Balance         1,560,144.65                   Jun-06            0.167%
                                                                   Jul-06            0.214%
                                                                   Aug-06            0.216%
                                                                   Sep-06            0.282%
                                                                   Oct-06            0.218%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group I                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       3                   Nov-05            0.000%
     Original Principal Balance       305,120.00                   Dec-05            0.000%
     Current Actual Balance           303,541.52                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Bankruptcy Total                                          Mar-06            0.000%
     Loans in Bankruptcy                       7                   Apr-06            0.000%
     Original Principal Balance     1,561,920.00                   May-06            0.177%
     Current Actual Balance         1,560,144.65                   Jun-06            0.282%
                                                                   Jul-06            0.363%
                                                                   Aug-06            0.368%
                                                                   Sep-06            0.480%
                                                                   Oct-06            0.372%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-1                                                          12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Bankruptcy Total                                          Mar-06            0.000%
     Loans in Bankruptcy                       0                   Apr-06            0.000%
     Original Principal Balance             0.00                   May-06            0.000%
     Current Actual Balance                 0.00                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-2                                                          12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Bankruptcy Total                                          Mar-06            0.000%
     Loans in Bankruptcy                       0                   Apr-06            0.000%
     Original Principal Balance             0.00                   May-06            0.000%
     Current Actual Balance                 0.00                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Group I               0002367963       May-2006    01-Dec-2005           NH              77.86        459,350.00
        Group I               0002393729       Sep-2006    01-Feb-2006           ME              80.00        272,000.00
        Group I               0002437125       Jul-2006    01-Dec-2005           IL              75.00        337,950.00
        Group I               0002437328       Sep-2006    01-Dec-2005           IL              75.00        187,500.00
        Group I               0060007908       Oct-2006    01-Jan-2006           LA              80.00         64,400.00
        Group I               0060007926       Oct-2006    01-Jan-2006           TX              80.00        107,200.00
        Group I               9815102004       Oct-2006    01-Dec-2005           GA              80.00        133,520.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Group I              0002367963         459,350.00    01-Sep-2006           0            6.000%          4,402.10
       Group I              0002393729         271,803.13    01-Feb-2006           6            7.625%         13,329.13
       Group I              0002437125         337,950.00    01-Dec-2005           8            8.750%         21,544.29
       Group I              0002437328         187,500.00    01-Jan-2006           7            8.750%         11,953.17
       Group I              0060007908          64,012.91    01-Apr-2006           4            7.500%          2,316.16
       Group I              0060007926         106,906.92    01-Mar-2006           5            7.750%          4,666.50
       Group I              9815102004         132,621.69    01-Jul-2006           1            7.250%          2,318.96

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
        Group I                          0               0.00              0.00             0.000%
       Group II-1                        0               0.00              0.00             0.000%
       Group II-2                        0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group I


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group II-1


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group II-2


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
        Group I                 32       9,300,502.00       9,284,320.87          0               0.00              0.00
      Group II-1                 5         772,130.00         766,144.96          0               0.00              0.00
      Group II-2                14       3,442,900.00       3,416,850.68          0               0.00              0.00
         Total                  51      13,515,532.00      13,467,316.51          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
      Group I                0              0.00           0.00          0             0.00            0.00        40,601.24
     Group II-1              0              0.00           0.00          0             0.00            0.00        24,102.43
     Group II-2              0              0.00           0.00          0             0.00            0.00        17,389.57
       Total                 0              0.00           0.00          0             0.00            0.00        82,093.24


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Group I               0000144170            MD              80.00       01-Dec-2005        204,400.00        202,549.17
       Group I               0000202073            CT              80.00       01-Nov-2005        370,800.00        370,756.50
       Group I               0000723236            NC              73.68       01-Oct-2005         70,000.00         70,000.00
       Group I               0000723943            MD              70.00       01-Nov-2005        217,000.00        217,000.00
       Group I               0000807644            FL              80.00       01-Oct-2005         88,000.00         88,000.00
       Group I               0000807885            WI              65.00       01-Nov-2005        131,950.00        131,950.00
       Group I               0002200672            VA              61.52       01-Jan-2006        207,000.00        205,215.34
       Group I               0002238640            AZ              80.00       01-Nov-2005        197,631.00        197,631.00
       Group I               0002240794            AZ              75.00       01-Nov-2005        135,000.00        135,000.00
       Group I               0002241207            AZ              70.00       01-Jan-2006        525,000.00        525,000.00
       Group I               0002241219            AZ              80.00       01-Jan-2006        172,000.00        170,368.26
       Group I               0002294108            NV              79.30       01-Nov-2005        396,500.00        396,499.99
       Group I               0002368762            NY              80.00       01-Feb-2006        328,000.00        327,970.00
       Group I               0002377470            MD              80.00       01-Oct-2005        240,000.00        240,000.00
       Group I               0002390325            MD              80.00       01-Nov-2005        248,000.00        248,000.00
       Group I               0002390846            CA              24.38       01-Dec-2005         50,001.00         50,001.00
       Group I               0002390968            GA              80.00       01-Dec-2005        101,600.00        101,600.00
       Group I               0002393771            TX              80.00       01-Dec-2005         52,000.00         52,000.00
       Group I               0002394370            CA              64.61       01-Dec-2005        413,500.00        409,976.26
       Group I               0002436080            CA              80.00       01-Jan-2006        178,400.00        178,348.87
       Group I               0002439248            AZ              80.00       01-Jan-2006        620,000.00        620,000.00
       Group I               0011765815            TX              70.83       01-Jan-2006        170,000.00        168,637.19
       Group I               0012941654            DC              80.00       01-Dec-2005        276,000.00        276,000.00
       Group I               0016018128            CA              38.45       01-Dec-2005        500,000.00        500,000.00
       Group I               0018910331            FL              80.00       01-Oct-2005        203,120.00        203,120.00
       Group I               0030100056            CO              75.00       01-Jan-2006        975,000.00        975,000.00
       Group I               0050700439            NY              80.00       01-Sep-2005        300,000.00        300,000.00
       Group I               1010042792            FL              47.95       01-Nov-2005        270,000.00        270,000.00
       Group I               5002001355            CA              74.06       01-Oct-2005      1,000,000.00        993,437.50
       Group I               5030340161            NJ              72.50       01-Sep-2005        290,000.00        290,000.00
       Group I               5106050056            GA              80.00       01-Nov-2005        154,400.00        154,400.00
       Group I               5121752115            GA              80.00       01-Oct-2005        215,200.00        215,200.00
      Group II-1             0000724524            MD              80.00       01-Dec-2005        132,000.00        132,000.00
      Group II-1             0000807963            KS              75.00       01-Nov-2005         50,250.00         50,007.12
      Group II-1             0002378788            IN              79.18       01-Nov-2005        205,880.00        205,880.00
      Group II-1             0002384746            MD              80.00       01-Oct-2005        276,000.00        275,988.23
      Group II-1             1103445342            CA              80.00       01-Aug-2005        108,000.00        101,848.85
      Group II-2             1103489146            CA              57.65       01-Dec-2005        271,000.00        270,998.86
      Group II-2             1103489333            CA              75.00       01-Nov-2005        382,500.00        377,904.75
      Group II-2             1103489422            CA              80.00       01-Oct-2005        320,000.00        315,535.33
      Group II-2             1103489444            CA              60.61       01-Oct-2005        200,000.00        197,570.71
      Group II-2             1103489600            FL              19.89       01-Dec-2005        408,000.00        408,000.00
      Group II-2             1103492369            NJ              80.00       01-Nov-2005        224,000.00        221,778.85
      Group II-2             1103492375            NH              90.00       01-Oct-2005        198,000.00        195,646.18
      Group II-2             1103494674            CA              38.88       01-Dec-2005        125,000.00        125,000.00
      Group II-2             1103496392            FL              80.00       01-Dec-2005        440,000.00        435,054.26
      Group II-2             1103496634            AZ              79.83       01-Dec-2005        186,000.00        184,007.36
      Group II-2             1103497642            AZ              80.00       01-Oct-2005        110,400.00        110,400.00
      Group II-2             1103498743            NJ              75.00       01-Nov-2005        210,000.00        207,652.81
      Group II-2             2503129039            CA              80.00       01-Dec-2005        220,000.00        216,927.65
      Group II-2             2503132786            WA              80.00       01-Dec-2005        148,000.00        148,000.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Group I              0000144170       Loan Paid in Full          (1)             7.250%             360              10
       Group I              0000202073       Loan Paid in Full           0              6.375%             360              11
       Group I              0000723236       Loan Paid in Full           0              6.750%             360              12
       Group I              0000723943       Loan Paid in Full           0              6.750%             360              11
       Group I              0000807644       Loan Paid in Full           0              7.625%             360              12
       Group I              0000807885       Loan Paid in Full           0              6.250%             360              11
       Group I              0002200672       Loan Paid in Full           0              6.875%             360               9
       Group I              0002238640       Loan Paid in Full          (1)             6.625%             360              11
       Group I              0002240794       Loan Paid in Full           0              6.625%             360              11
       Group I              0002241207       Loan Paid in Full           0              7.500%             360               9
       Group I              0002241219       Loan Paid in Full          (1)             6.375%             360               9
       Group I              0002294108       Loan Paid in Full           0              6.875%             360              11
       Group I              0002368762       Loan Paid in Full           0              6.875%             360               8
       Group I              0002377470       Loan Paid in Full           0              6.875%             360              12
       Group I              0002390325       Loan Paid in Full           0              6.625%             360              11
       Group I              0002390846       Loan Paid in Full           0              6.375%             360              10
       Group I              0002390968       Loan Paid in Full           0              7.750%             360              10
       Group I              0002393771       Loan Paid in Full           0              8.875%             360              10
       Group I              0002394370       Loan Paid in Full           0              6.375%             360              10
       Group I              0002436080       Loan Paid in Full           0              7.250%             360               9
       Group I              0002439248       Loan Paid in Full          (1)             7.000%             360               9
       Group I              0011765815       Loan Paid in Full           0              7.250%             360               9
       Group I              0012941654       Loan Paid in Full           0              8.000%             360              10
       Group I              0016018128       Loan Paid in Full           0              6.125%             360              10
       Group I              0018910331       Loan Paid in Full           0              7.250%             360              12
       Group I              0030100056       Loan Paid in Full           0              7.375%             360               9
       Group I              0050700439       Loan Paid in Full           0              7.250%             360              13
       Group I              1010042792       Loan Paid in Full           0              6.375%             360              11
       Group I              5002001355       Loan Paid in Full           5              7.875%             360              12
       Group I              5030340161       Loan Paid in Full           0              6.625%             360              13
       Group I              5106050056       Loan Paid in Full           0              8.125%             360              11
       Group I              5121752115       Loan Paid in Full           6              6.375%             360              12
     Group II-1             0000724524       Loan Paid in Full           0              7.250%             180              10
     Group II-1             0000807963       Loan Paid in Full          (1)             7.750%             180              11
     Group II-1             0002378788       Loan Paid in Full           0              6.000%             180              11
     Group II-1             0002384746       Loan Paid in Full          (1)             6.875%             180              12
     Group II-1             1103445342       Loan Paid in Full           0              5.250%             180              14
     Group II-2             1103489146       Loan Paid in Full           0              6.125%             360              10
     Group II-2             1103489333       Loan Paid in Full           0              6.125%             360              11
     Group II-2             1103489422       Loan Paid in Full           0              5.875%             360              12
     Group II-2             1103489444       Loan Paid in Full           0              6.500%             360              12
     Group II-2             1103489600       Loan Paid in Full          (1)             6.125%             360              10
     Group II-2             1103492369       Loan Paid in Full           0              7.125%             360              11
     Group II-2             1103492375       Loan Paid in Full          (1)             6.875%             360              12
     Group II-2             1103494674       Loan Paid in Full           0              6.375%             360              10
     Group II-2             1103496392       Loan Paid in Full           0              6.000%             360              10
     Group II-2             1103496634       Loan Paid in Full           0              6.250%             360              10
     Group II-2             1103497642       Loan Paid in Full           0              7.250%             360              12
     Group II-2             1103498743       Loan Paid in Full           0              6.500%             360              11
     Group II-2             2503129039       Loan Paid in Full           0              6.250%             360              10
     Group II-2             2503132786       Loan Paid in Full           0              7.250%             360              10


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.858%       Current Month             20.151%        Current Month                 950.481%
     3 Month Average          1.363%       3 Month Average           15.100%        3 Month Average               774.166%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       8.792%           N/A                          Feb-2006   1,680.750%           N/A
         Mar-2006       6.033%           N/A                          Mar-2006     835.123%           N/A
         Apr-2006      16.286%           N/A                          Apr-2006   1,767.633%           N/A
         May-2006      17.372%           N/A                          May-2006   1,549.759%           N/A
         Jun-2006      16.697%           N/A                          Jun-2006   1,263.984%           N/A
         Jul-2006      12.959%           N/A                          Jul-2006     852.087%           N/A
         Aug-2006      10.303%           N/A                          Aug-2006     598.759%           N/A
         Sep-2006      14.847%           N/A                          Sep-2006     773.256%           N/A
         Oct-2006      20.151%           N/A                          Oct-2006     950.481%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I
     SMM                                   CPR                                      PSA
     Current Month            2.176%       Current Month             23.206%        Current Month               1,148.488%
     3 Month Average          1.589%       3 Month Average           17.377%        3 Month Average               939.676%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006      11.933%           N/A                          Feb-2006   2,790.983%           N/A
         Mar-2006       7.975%           N/A                          Mar-2006   1,272.788%           N/A
         Apr-2006      13.552%           N/A                          Apr-2006   1,641.513%           N/A
         May-2006      19.627%           N/A                          May-2006   1,915.661%           N/A
         Jun-2006      22.939%           N/A                          Jun-2006   1,874.527%           N/A
         Jul-2006      16.447%           N/A                          Jul-2006   1,155.649%           N/A
         Aug-2006      12.332%           N/A                          Aug-2006     759.869%           N/A
         Sep-2006      16.592%           N/A                          Sep-2006     910.671%           N/A
         Oct-2006      23.206%           N/A                          Oct-2006   1,148.488%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II-1
     SMM                                   CPR                                      PSA
     Current Month            0.879%       Current Month             10.049%        Current Month                 403.830%
     3 Month Average          1.024%       3 Month Average           11.607%        3 Month Average               511.451%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       9.338%           N/A                          Feb-2006   1,055.902%           N/A
         Mar-2006       3.248%           N/A                          Mar-2006     299.617%           N/A
         Apr-2006      18.890%           N/A                          Apr-2006   1,472.046%           N/A
         May-2006      18.534%           N/A                          May-2006   1,247.099%           N/A
         Jun-2006       5.418%           N/A                          Jun-2006     321.477%           N/A
         Jul-2006       7.548%           N/A                          Jul-2006     400.395%           N/A
         Aug-2006      11.359%           N/A                          Aug-2006     544.085%           N/A
         Sep-2006      13.413%           N/A                          Sep-2006     586.438%           N/A
         Oct-2006      10.049%           N/A                          Oct-2006     403.830%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II-2
     SMM                                   CPR                                      PSA
     Current Month            1.628%       Current Month             17.876%        Current Month                 826.542%
     3 Month Average          1.047%       3 Month Average           11.736%        3 Month Average               580.528%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       1.498%           N/A                          Feb-2006     264.271%           N/A
         Mar-2006       3.052%           N/A                          Mar-2006     398.403%           N/A
         Apr-2006      20.688%           N/A                          Apr-2006   2,141.177%           N/A
         May-2006      11.867%           N/A                          May-2006   1,018.106%           N/A
         Jun-2006       7.240%           N/A                          Jun-2006     530.501%           N/A
         Jul-2006       7.735%           N/A                          Jul-2006     494.578%           N/A
         Aug-2006       5.522%           N/A                          Aug-2006     313.209%           N/A
         Sep-2006      11.810%           N/A                          Sep-2006     601.834%           N/A
         Oct-2006      17.876%           N/A                          Oct-2006     826.542%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary                                                       Group I

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 5.000             0                0.00            0.000               0               0.00            0.000
     5.000    5.249             4        2,557,034.88            0.357               1         479,740.56            0.114
     5.250    5.499            20        9,868,305.12            1.379               0               0.00            0.000
     5.500    5.749            69       29,758,879.36            4.159               5       1,580,733.94            0.377
     5.750    5.999           166       59,081,107.14            8.256              35      11,927,934.81            2.846
     6.000    6.249           173       54,758,508.83            7.652              85      27,111,281.27            6.469
     6.250    6.499           346      106,535,055.32           14.887             166      49,965,162.06           11.922
     6.500    6.749           379      105,937,901.95           14.804             227      61,982,624.25           14.789
     6.750    6.999           487      118,700,494.56           16.587             335      81,715,197.73           19.497
     7.000    7.249           265       59,482,553.03            8.312             205      46,088,549.99           10.997
     7.250    7.499           254       57,078,644.43            7.976             204      46,839,727.14           11.176
     7.500    7.749           239       44,906,622.60            6.275             193      34,919,222.48            8.332
     7.750    7.999           138       29,595,048.09            4.136             110      22,872,816.79            5.457
     8.000    8.249            67       14,038,461.98            1.962              56      12,233,244.09            2.919
     8.250    8.499            47        9,245,767.30            1.292              41       8,612,402.98            2.055
     8.500    8.749            30        6,185,692.83            0.864              27       5,289,203.23            1.262
     8.750    8.999            25        3,816,763.81            0.533              24       3,682,361.90            0.879
     9.000    9.249             6        1,059,068.14            0.148               6       1,059,068.14            0.253
     9.250    9.499             7        1,160,906.00            0.162               6       1,082,096.52            0.258
     9.500    9.749             6        1,059,264.50            0.148               6       1,059,264.50            0.253
     9.750    9.999             3          663,492.99            0.093               2         487,964.25            0.116
    10.000   10.249             0                0.00            0.000               0               0.00            0.000
    10.250   10.499             0                0.00            0.000               0               0.00            0.000
    10.500   10.749             0                0.00            0.000               0               0.00            0.000
    10.750   10.999             0                0.00            0.000               0               0.00            0.000
    11.000   11.249             0                0.00            0.000               0               0.00            0.000
    11.250   11.499             1          121,600.00            0.017               1         121,600.00            0.029
 >= 11.500                      0                0.00            0.000               0               0.00            0.000
              Total         2,732      715,611,172.86          100.000           1,735     419,110,196.63          100.000


               Interest Rate Stratification (continued)

                              Group II-1                                                      Group II-2

            Current     Number of         Outstanding    Percentage of       Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)            Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                           Balance($)
            < 5.000             0                0.00            0.000                0               0.00            0.000
     5.000    5.249             3        2,077,294.32            2.331                0               0.00            0.000
     5.250    5.499            18        9,014,259.13           10.117                2         854,045.99            0.412
     5.500    5.749            44       17,482,793.64           19.622               20      10,695,351.78            5.157
     5.750    5.999            48       14,360,931.93           16.118               83      32,792,240.40           15.811
     6.000    6.249            38       10,188,705.07           11.435               50      17,458,522.49            8.418
     6.250    6.499            43        9,922,262.33           11.136              137      46,647,630.93           22.491
     6.500    6.749            36        9,180,940.60           10.304              116      34,774,337.10           16.767
     6.750    6.999            47        9,226,336.32           10.355              105      27,758,960.51           13.384
     7.000    7.249            17        2,620,064.40            2.941               43      10,773,938.64            5.195
     7.250    7.499            12        1,970,050.64            2.211               38       8,268,866.65            3.987
     7.500    7.749             9        1,445,708.00            1.623               37       8,541,692.12            4.118
     7.750    7.999             7        1,422,031.55            1.596               21       5,300,199.75            2.556
     8.000    8.249             0                0.00            0.000               11       1,805,217.89            0.870
     8.250    8.499             0                0.00            0.000                6         633,364.32            0.305
     8.500    8.749             1          108,500.00            0.122                2         787,989.60            0.380
     8.750    8.999             0                0.00            0.000                1         134,401.91            0.065
     9.000    9.249             0                0.00            0.000                0               0.00            0.000
     9.250    9.499             1           78,809.48            0.088                0               0.00            0.000
     9.500    9.749             0                0.00            0.000                0               0.00            0.000
     9.750    9.999             0                0.00            0.000                1         175,528.74            0.085
    10.000   10.249             0                0.00            0.000                0               0.00            0.000
    10.250   10.499             0                0.00            0.000                0               0.00            0.000
    10.500   10.749             0                0.00            0.000                0               0.00            0.000
    10.750   10.999             0                0.00            0.000                0               0.00            0.000
    11.000   11.249             0                0.00            0.000                0               0.00            0.000
    11.250   11.499             0                0.00            0.000                0               0.00            0.000
 >= 11.500                      0                0.00            0.000                0               0.00            0.000
              Total           324       89,098,687.41          100.000              673     207,402,288.82          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
January 31, 2006

Determination Date
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in February 2006.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

Interest Accrual Period
With respect to any Distribution Date and the Class I-A-1, Class I-A-2, Class II-1A-1, Class II-1A-2, Class II-2A-1,
Class II-2A-2, Class II-1X and Class II-B Certificates, the calendar month immediately preceding the calendar month in which such Distribution Date occurs. With respect to any Distribution Date and the Class I-M and Class
I-B Certificates, the period from and including the 25th day of the calendar month preceding the month in which such Distribution Date occurs (or, with respect to the first Interest Accrual Period for the Class I-M and Class
I-B Certificates, the Closing Date) to and including the 24th day of the calendar month in which such Distribution
Date occurs. The Class R, Class P and Class II-PO Certificates are not entitled to distributions of interest and do not have an Interest Accrual Period.

Remittance Date
Shall mean (i) with respect to the Company, the 23rd calendar day of each month or, if such day is not a Business
Day, the Business Day immediately preceding the 23rd day of each month, and (ii) with respect to the related Servicer, the date specified in the related Servicing Agreement.




EX-99.2


  CONSOLIDATED FINANCIAL STATEMENTS

             Financial Guaranty Insurance Company and Subsidiaries
                               September 30, 2006

             Financial Guaranty Insurance Company and Subsidiaries

                       Consolidated Financial Statements


                               September 30, 2006

                                    Contents

Consolidated Balance Sheets at September 30, 2006 (Unaudited) and December 31, 2005..................1

Consolidated Statements of Income for the Three Months and Nine Months Ended September 30, 2006
and 2005 (Unaudited).................................................................................2

Consolidated Statements of Cash Flows for the Nine  Months Ended September 30, 2006
and 2005 (Unaudited).................................................................................3

Notes to Consolidated Financial Statements (Unaudited)...............................................4




             Financial Guaranty Insurance Company and Subsidiaries

                          Consolidated Balance Sheets

                (Dollars in thousands, except per share amounts)

                                                                          September 30       December 31
                                                                              2006              2005
                                                                       --------------------------------------
                                                                           (Unaudited)
Assets
Fixed maturity securities, available for sale, at fair value
(amortized cost of  $3,549,754 in 2006 and $3,277,291 in 2005)              $3,549,746        $3,258,738
Variable interest entity fixed maturity securities, held to maturity
at amortized cost                                                              750,000                 -
Short-term investments                                                         159,890           159,334
                                                                       --------------------------------------
                                                                       --------------------------------------
Total investments                                                            4,459,636         3,418,072

Cash and cash equivalents                                                       55,507            45,077
Accrued investment income                                                       49,504            42,576
Reinsurance recoverable on losses                                                2,126             3,271
Prepaid reinsurance premiums                                                   143,629           110,636
Deferred policy acquisition costs                                               86,990            63,330
Receivable from related parties                                                  2,546             9,539
Property and equipment, net of accumulated depreciation of $1,760 in
2006 and  $885 in 2005                                                           2,706             3,092
Prepaid expenses and other assets                                               16,176            10,354
Federal income tax receivable                                                        -             2,158
                                                                       --------------------------------------
                                                                       --------------------------------------
Total assets                                                                $4,818,820        $3,708,105
                                                                       ======================================

Liabilities and stockholder's equity
Liabilities:
    Unearned premiums                                                       $1,323,856        $1,201,163
    Losses and loss adjustment expenses                                         47,700            54,812
    Ceded reinsurance balances payable                                           8,382             1,615
    Accounts payable and accrued expenses and other liabilities                 35,118            36,359
    Capital lease obligations                                                    3,661             4,262
    Variable interest entity floating rate notes                               750,000                 -
    Accrued investment income - variable interest entity                         1,113                 -
    Federal income taxes payable                                                18,593                 -
    Deferred income taxes                                                       61,693            42,463
                                                                       --------------------------------------
Total liabilities                                                            2,250,116         1,340,674
                                                                       --------------------------------------

Stockholder's equity:
   Common stock, par value $1,500 per share; 10,000 shares authorized,
   issued and outstanding                                                       15,000            15,000
   Additional paid-in capital                                                1,900,031         1,894,983
   Accumulated other comprehensive loss, net of tax                              3,144           (13,597)
   Retained earnings                                                           650,529           471,045
                                                                       --------------------------------------
Total stockholder's equity                                                   2,568,704        $2,367,431
                                                                       --------------------------------------
                                                                       --------------------------------------
Total liabilities and stockholder's equity                                 $ 4,818,820       $ 3,708,105
                                                                       ======================================

See accompanying notes to unaudited interim financial statements.











                      Financial Guaranty Insurance Company and Subsidiaries

                        Consolidated Statements of Income
                                   (Unaudited)

                             (Dollars in thousands)

                                                                  Three months ended                 Nine months ended
                                                                     September 30                       September 30
                                                                2006              2005             2006              2005
                                                          ----------------------------------------------------------------------
Revenues:
   Gross premiums written                                   $      85,030     $      96,787    $     337,571     $     312,526
   Ceded premiums written                                         (18,440)           (4,456)         (53,751)          (24,281)
                                                          ----------------------------------------------------------------------
   Net premiums written                                            66,590            92,331          283,820           288,245
   Change in net unearned premiums                                 (3,852)          (37,537)         (89,775)         (118,911)
                                                          ----------------------------------------------------------------------
   Net premiums earned                                             62,738            54,794          194,045           169,334

   Net investment income                                           35,803            30,125          102,160            85,954
   Net realized (losses) gains                                         (4)               (8)             (15)              110
   Net realized and unrealized gains on credit
   derivative contracts                                             1,110               272              339               272
   Other income                                                       490               130            1,532               646
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------
Total revenues                                                    100,137            85,313          298,061           256,316
                                                          ----------------------------------------------------------------------

Expenses:
   Losses and loss adjustment expenses                                520            20,693           (1,679)           15,016
   Underwriting expenses                                           20,879            22,133           67,776            59,777
   Policy acquisition costs deferred                               (8,736)           (8,169)         (30,243)          (25,796)
   Amortization of deferred policy acquisition costs                1,930             1,873            7,486             5,874
   Other operating expenses                                           425                 -            1,298                 -
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------
Total expenses                                                     15,018            36,530           44,638            54,871
                                                          ----------------------------------------------------------------------

Income before income taxes                                         85,119            48,783          253,423           201,445
Income tax expense                                                 21,556             9,376           63,939            48,740
                                                          ----------------------------------------------------------------------
Net income                                                  $      63,563     $      39,407    $     189,484     $     152,705
                                                          ======================================================================

See accompanying notes to unaudited interim consolidated financial statements.




                      Financial Guaranty Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                             (Dollars in thousands)
                                                                               Nine months ended
                                                                                 September 30,
                                                                            2006               2005
                                                                     --------------------------------------
                                                                     --------------------------------------
Operating activities
Net income                                                               $   189,484        $   152,705
Adjustments to reconcile net income to net cash provided by
   operating activities:
     Amortization of deferred policy acquisition costs                         7,486              5,874
     Policy acquisition costs deferred                                       (30,243)           (25,796)
     Depreciation of property and equipment                                      875                559
     Amortization of fixed maturity securities                                24,973             23,284
     Amortization of short-term investments                                       82                  -
     Net realized (gains) losses on investments                                   15               (110)
     Stock compensation expense                                                5,047                  -
     Change in accrued investment income, prepaid expenses and
       other assets                                                          (12,012)            (6,622)
     Change in net realized and unrealized losses (gains) on credit
       derivative contracts                                                    1,504               (272)
     Change in reinsurance recoverable on losses                               1,145              1,159
     Change in prepaid reinsurance premiums                                  (32,993)            (1,344)
     Change in unearned premiums                                             122,693            120,911
     Change in losses and loss adjustment expenses                            (7,112)             8,334
     Change in receivable from/payable to related parties                      6,993                543
     Change in ceded reinsurance balances payable and accounts
       payable and accrued expenses and other liabilities                      3,797              1,285
     Change in current federal income taxes payable                           20,751              6,394
     Change in deferred federal income taxes                                  14,083              4,091
                                                                     --------------------------------------
Net cash provided by operating activities                                    316,568            290,995
                                                                     --------------------------------------
                                                                     --------------------------------------

Investing activities
Sales and maturities of fixed maturity securities                            124,598             95,891
Purchases of fixed maturity securities                                      (418,167)          (351,501)
Purchases, sales and maturities of short-term investments, net                (1,509)           (32,722)
Receivable for securities sold                                                     -                (56)
Payable for securities purchased                                                   -              1,405
Purchases of fixed assets                                                       (317)              (758)
                                                                     --------------------------------------
                                                                     --------------------------------------
Net cash used in investing activities                                       (295,395)          (287,741)
                                                                     --------------------------------------
                                                                     --------------------------------------

Financing activities
Payment of dividends                                                         (10,000)                 -
Capital contribution                                                               -              8,049
                                                                     --------------------------------------
                                                                     --------------------------------------
Net cash provided by financing activities                                    (10,000)             8,049
                                                                     --------------------------------------
                                                                     --------------------------------------

Effect of exchange rate changes on cash                                         (743)             1,255
                                                                     --------------------------------------
                                                                     --------------------------------------

Net increase (decrease) in cash and cash equivalents                          10,430             12,558
Cash and cash equivalents at beginning of period                              45,077             69,292
                                                                     --------------------------------------
                                                                     --------------------------------------
Cash and cash equivalents at end of period                                    55,507        $    81,850
                                                                     ======================================

See accompanying notes to unaudited interim financial statements.










                      Financial Guaranty Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
                             (Unaudited) (continued)

                             (Dollars in thousands)



1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc.
The Company is licensed to engage to write financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S.
Virgin Islands, and, through a branch, the United Kingdom. In addition, a United
Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of all other entities in which the Company has a controlling financial interest. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. Operating results for the three- and nine-month periods ended
September 30, 2006 are not necessarily indicative of results that may be expected for the year ending December 31, 2006. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2005, including the accompanying notes.

Certain 2005 amounts have been reclassified to conform to the 2006 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.








3. Accounting Standards

Review of Financial Guaranty Industry Accounting Practices

The Financial Accounting Standards Board ("FASB") staff is in the process of drafting a pronouncement to address loss reserving, premium recognition and deferred acquisition costs in the financial guaranty industry. Currently, the financial guaranty industry accounts for financial guarantee insurance contracts under Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and Reporting by Insurance Enterprises, which was developed prior to the emergence of the financial guaranty industry. As it does not specifically address financial guaranty contracts, there has been diversity in the manner in which different financial guarantors account for these contracts. The purpose of the pronouncement would be to provide authoritative guidance on the accounting for financial guaranty contracts issued by insurance companies that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. When the FASB issues a final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and deferred acquisition costs. It is not possible to predict the impact the FASB's pronouncement may have on the Company's accounting practices.

Accounting for Uncertainty in Income Taxes

In June 2006, FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for
Uncertainty in Income Taxes" ("FIN 48"), an interpretation of SFAS No. 109,
"Accounting for Income Taxes" ("SFAS 109"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109 and prescribes metrics for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on other matters related to accounting for income taxes. FIN 48 is applicable for fiscal years beginning after December
15, 2006, with early application encouraged if financial statements, including interim financial statements have not been issued for the period of adoption.
The Company is currently evaluating the implication of FIN 48 on its financial statements.







4. Premium Refundings

When an obligation insured by the Company is refunded prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased prior to the stated maturity. Premiums earned include $5,833 and $10,210 for the three months ended September 30, 2006 and 2005, respectively, and $28,598 and $46,166 for the nine months ended September 30, 2006 and 2005, respectively, related to the accelerated recognition of unearned premiums in connection with refundings.

5. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of surveillance. The Company conducts ongoing insured portfolio surveillance to identify impaired obligations and thereby provide a materially complete recognition of losses for each accounting period. The reserves are necessarily based upon estimates and subjective judgments about the outcomes of future events, and actual results will likely differ from these estimates. At September 30, 2006, the Company had case reserves of $31,399, credit watchlist reserves of $14,954 and an unallocated loss adjustment expense reserve of $1,347. At December 31, 2005, the Company had case reserves of $31,981, credit watchlist reserves of $21,484 and an unallocated loss adjustment expense reserve of $1,347.

Case reserves and credit watchlist reserves at September 30, 2006 included
$5,220 and $11,708, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Case reserves and credit watchlist reserves at December 31, 2005 included $8,511 and $13,322, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Given the unprecedented nature of the events and magnitude of damage in the affected areas related to Hurricane Katrina, the loss reserves were necessarily based upon estimates and subjective judgments about the outcomes of future events, including without limitation the amount and timing of any future federal and state aid. The loss reserves will likely be adjusted as additional information becomes available, and such adjustments may have a material impact on future results of operations.
However, the Company believes that the losses ultimately incurred as result of Hurricane Katrina will not have a material impact on the Company's consolidated financial position. Loss and loss adjustment expense includes expense related to obligations impacted by Hurricane Katrina of $406 and $21,833 for the three months ended September 30, 2006 and 2005, respectively, and $108 and $21,833 for the nine months ended September 30, 2006 and 2005, respectively.





6. Income Taxes

The Company's federal effective corporate tax rates (24.96% and 20.09% for the three months ended September 30, 2006 and 2005, respectively, and 25.04% and 24.45% for the nine months ended September 30, 2006 and 2005, respectively) are less than the statutory corporate tax of 35% due to permanent differences between financial and taxable income, principally tax-exempt interest.

7. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $5,705 and $6,074 for the three months ended September 30, 2006 and 2005, respectively, and $21,176 and $17,712 for the nine months ended September 30, 2006 and 2005, respectively.

8. Variable Interest Entities

Financial Interpretation No. 46, Consolidation of Variable Interest Entities
("FIN 46-R"), provides accounting and disclosure rules for determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46-R, and is called a variable interest entity ("VIE"), if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support or
(ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the majority of its expected losses or receive the majority of its expected residual returns. A VIE must be consolidated by its primary beneficiary, which is the party that has a majority of the VIE's expected losses or a majority of its expected residual returns, or both.

Additionally, FIN 46-R requires disclosures for companies that have either a primary or significant variable interest in a VIE. All other entities not considered VIEs are evaluated for consolidation under SFAS No. 94, Consolidation of all Majority-Owned Subsidiaries.

As part of its structured finance business, the Company insures debt obligations or certificates issued by special purpose entities. During the first quarter of 2006, the Company consolidated a third party VIE as a result of financial guarantees provided by the Company on one transaction related to the securitization of life insurance reserves. This third party VIE had assets of $750,000 and an equal amount of liabilities at September 30, 2006, which are shown under "Assets - Variable interest entity fixed maturity securities, held to maturity at amortized cost" and "Liabilities - Variable interest entity floating rate notes," respectively, on the Company's consolidated balance sheet at September 30, 2006.




8. Variable Interest Entities (continued)

In addition, accrued investment income includes $1,113 related to the VIE's fixed income maturity securities, and the corresponding liability is shown under "Accrued investment expense-variable interest entity" on the Company's consolidated balance sheet at September 30, 2006. Although the third party VIE is included in the consolidated financial statements, its creditors do not have recourse to the general assets of the Company outside of the financial guaranty policy provided to the VIE. The Company has evaluated its other structured finance transactions and does not believe any of the third party entities involved in these transactions requires consolidation or disclosure under FIN
46-R.

The Company has arranged the issuance of contingent preferred trust securities by a group of special purpose trusts. Each Trust is solely responsible for its obligations, and has been established for the purpose of entering into a put agreement with The Company that obligates the Trusts, at The Company's discretion, to purchase Perpetual Preferred Stock of The Company. The purpose of this arrangement is to provide capital support to The Company by allowing it to obtain immediate access to new capital at its sole discretion at any time through the exercise of the put options. These trusts are considered VIEs under FIN 46-R. However, the Company is not considered a primary beneficiary and therefore is not required to consolidate the trusts.

9. Derivative Instruments

The Company provides credit default swaps ("CDSs") to certain buyers of credit protection by entering into contracts that reference collateralized debt obligations from cash and synthetic structures backed by pools of corporate, consumer or structured finance debt. It also offers credit protection on public finance and structured finance obligations in CDS form. The Company considers
CDS agreements to be a normal extension of its financial guaranty insurance business, although they are considered derivatives for accounting purposes.
These agreements are recorded at fair value. The Company believes that the most meaningful presentation of the financial statement impact of these derivatives is to reflect premiums as installments are received, and to record losses and loss adjustment expenses and changes in fair value as incurred. The Company recorded net earned premiums under these agreements of $4,681 and $12,611 for the three and nine months ended September 30, 2006, respectively. The Company recorded net earned premiums under these agreements of $27 for the three and nine months ended September 30, 2005.




9. Derivative Instruments (continued)

The gains or losses recognized by recording these contracts at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed estimates. For the three and nine months ended September
30, 2006, net realized and unrealized gains on credit derivative contracts in the consolidated statements of income include net unrealized gains (losses) of $1,110 and ($1,504), respectively, related to changes in fair value. Net realized and unrealized gains on credit derivative contracts in the consolidated statements of income also include realized gains of $0 and $1,843 for the three and nine months ended September 30, 2006, respectively. For the three and nine months ended September 30, 2005, net realized and unrealized gains on credit derivative contracts in the consolidated statements of income include net unrealized gains of $272 related to changes in fair value.

The mark-to-market gain and (loss) on the CDS portfolio was $169 and ($1,840) at September 30, 2006 and $545 and ($712) at December 31, 2005 and were recorded in other assets and in other liabilities, respectively.

10. Stock Compensation Plan

Employees of the Company may receive stock-based compensation under a FGIC Corp.
stock incentive plan that provides for stock-based compensation, including stock options, restricted stock awards and restricted stock units of FGIC Corp. Stock options are granted for a fixed number of shares with an exercise price equal to or greater than the fair value of the shares at the date of the grant.
Restricted stock awards and restricted stock units are valued at the fair value of the stock on the grant date. Prior to January 1, 2006, FGIC Corp. and the Company accounted for those plans under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, and related interpretations, as permitted by SFAS No. 123, Accounting for Stock-Based Compensation. No stock-based employee compensation cost related to stock options was allocated to the Company by FGIC Corp. for the six-month period ended June 30, 2005, as all options granted through that date had an exercise price equal to the market value of the underlying common stock on the date of grant. For grants of restricted stock and restricted stock units to the employees of the Company, unearned compensation, equivalent to the fair value of the shares at the date of grant, is allocated to the Company.




10. Stock Compensation Plan (continued)

Effective January 1, 2006, FGIC Corp. and the Company adopted the fair value recognition provisions of SFAS No. 123(R), Share-Based Payment, using the modified-prospective-transition method. Under that method, compensation cost allocated to the Company for the three- and six-month periods ended June 30, 2006 included compensation cost for all share-based payments granted prior to, but not yet vested as of, January 1, 2006, based on the grant date fair value estimated in accordance with SFAS No. 123(R). FGIC Corp. and the Company estimated the fair value for all stock options at the date of grant using the Black-Scholes-Merton option pricing model. Results for prior periods have not been restated.

As a result of adopting SFAS No. 123(R) effective January 1, 2006, the Company's income before income taxes and net income for the three- and nine-month periods ended September 30, 2006 was impacted as follows:

                                                                  Three months ended  Nine months ended
                                                                   September 30, 2006  September 30, 2006
                                                                  ------------------- -----------------

                        Income before income taxes                    $    (1,566)        $    (4,457)

                           Income tax benefit                                 547               1,559
                                                                  --------------------------------------
                                                                  --------------------------------------

                       Net income                                     $    (1,019)        $    (2,898)
                                                                  ======================================


The following table illustrates the effect on net income if the Company had applied the fair value recognition provisions of SFAS No. 123(R) to stock options granted during the three- and nine-month periods ended September 30, 2005. For purposes of this pro forma disclosure, the value of the stock options is amortized to expense over the stock options' vesting periods.

                                                             Three months ended  Nine months ended
                                                               September 30, 2005  September 30, 2005
                                                             ------------------- -----------------

Net income, as reported                                         $       35,357      $    140,839

    Stock option compensation expense determined under fair
    value-based method, net of related tax effects                       (566)           (1,595)
                                                             --------------------------------------
                                                             --------------------------------------

Pro forma net income                                            $       34,791      $    139,244
                                                             ======================================






10. Stock Compensation Plan (continued)

A summary of option activity for the nine-month period ended September 30, 2006 is as follows:


                                                     Number of Shares    Weighted Average
                                                        Subject to      Exercise Price per
                                                         Options               Share
                                                    ------------------- --------------------
                                                    ------------------- --------------------

          Balance at December 31, 2005:                       139,422        $      804
              Granted                                          38,113               850
              Exercised                                             -                 -
              Forfeited                                        (6,116)              776
              Expired                                               -                 -
                                                    ------------------- --------------------
          Balance at September 30, 2006:                      171,419       $       815
                                                    =================== ====================
                                                    =================== ====================
       Shares  subject to  options  exercisable at:
          September 30, 2006                                   49,204       $       819
          December 31, 2005                                    42,630       $       840

Exercise prices for the stock options outstanding at September 30, 2006 range from $600 to $1,080 per share. At September 30, 2006, the weighted average remaining contractual life of the outstanding options was approximately seven years. Stock options granted from January 1, 2006 through September 30, 2006 vest ratably over four years and expire seven years from the date of grant. All stock options granted prior to December 31, 2005 vest ratably over five years and expire ten years from the date of grant.

The weighted per share fair value of the stock options granted during the nine months ended September 30, 2006 and 2005 was $238.00 and $211.94, respectively, estimated at the date of grant, using the Black-Scholes-Merton option valuation model based on the following assumptions:

                                                Nine months     Nine months ended
                                              ended September     September 30,
                                                 30, 2006              2005
                                             ------------------ -------------------

             Expected life                         4 Years            5 Years
             Risk-free interest rate                 4.46%             3.691%
             Volatility factor                       25.0%              25.0%
             Dividend yield                              -                  -




10. Stock Compensation Plan (continued)

The total fair value of stock options granted during the nine months ended
September 30, 2006 and 2005 was approximately $9,071 and $5,733, respectively.

As of September 30, 2006, there was $7,154 of total unrecognized compensation costs related to unvested stock options granted. These costs are expected to be recognized over a weighted average period of 3.58 years.

Restricted Stock Units

The Company recorded $239 in compensation expense related to the grant of restricted stock units for the three-month period ended September 30, 2006 and no expense for the three-month period ended September 30, 2005, and $639 and $45 for the nine-month periods ended September 30, 2006 and 2005, respectively.

A summary of restricted stock units is as follows:

                                                                                    Weighted
                                                                                  Average Grant
                                                                   Shares        Date Fair Value
                                                              ----------------- ------------------
                                                              ----------------- ------------------
                          Balance at December 31, 2005:              237          $         617
                              Granted                              3,275                    850
                              Delivered                            (237)                    617
                              Forfeited                            (213)                    850
                                                              ----------------- ------------------
                                                              ----------------- ------------------
                          Balance at September 30, 2006:           3,062          $         850
                                                              ================= ==================


As of September 30, 2006 there was $1,691 of total unrecognized compensation costs related to unvested restricted stock awards granted. These costs are expected to be recognized monthly through January 31, 2009.





11. Comprehensive Income

Accumulated other comprehensive loss of the Company consists of net unrealized gains (losses) on investment securities and foreign currency translation adjustments. The components of total comprehensive income (loss) for the three- and six-month periods ended September 30, 2006 and 2005 were as follows:

                                                Three Months Ended
                                                   September 30,
                                               2006               2005
                                        -------------------- ---------------
                                        -------------------- ---------------
Net income                                 $    63,563         $    39,407
Other comprehensive gain (loss)
   income                                       55,555             (30,529)
                                        -------------------- ---------------
                                        -------------------- ---------------
Total comprehensive income                 $   119,118         $     8,878
                                        ==================== ===============


                                                 Nine Months Ended
                                                   September 30,
                                               2006               2005
                                        -------------------- ---------------
                                        -------------------- ---------------
Net income                                 $   189,484         $   152,705
Other comprehensive gain (loss)                 16,741             (23,548)
                                        -------------------- ---------------
                                        -------------------- ---------------
Total comprehensive income                 $   206,225         $   129,157
                                        ==================== ===============

The components of other comprehensive loss for the three- and six-month periods ended September 30, 2006 and 2005 were as follows:

                                                               Three Months Ended September 30, 2006
                                                        -----------------------------------------------------
                                                        ----------------- ---------------- ------------------
                                                             Before
                                                              Tax                             Net of Tax
                                                             Amount             Tax             Amount
                                                        ----------------- ---------------- ------------------
                                                        ----------------- ---------------- ------------------

Unrealized holding gains arising during the period      $        83,621      $   (29,267)  $        54,354
Less reclassification adjustment for losses realized
   in net income                                                      4               (2)                2
                                                        ----------------- ---------------- ------------------
                                                        ----------------- ---------------- ------------------
Unrealized gains investments                                     83,625          (29,269)           54,356
Foreign currency translation adjustment                           1,847             (648)            1,199
                                                        ----------------- ---------------- ------------------
Total other comprehensive gain                            $      85,472      $   (29,917)   $       55,555
                                                        ================= ================ ==================






11. Comprehensive Income (continued)

                                                                Three months ended September 30, 2005
                                                        -------------------------------------------------------
                                                             Before-              Tax            Net of Tax
                                                            Tax Amount                             Amount
                                                        ------------------- ----------------- -----------------
 Unrealized holding losses arising during the period    $       (43,713)    $        15,299   $       (28,414)
 Less reclassification adjustment for losses realized
    in net income                                                     8                  (3)                5
                                                        ------------------- ----------------- -----------------
                                                        ------------------- ----------------- -----------------
 Unrealized losses on investments                               (43,705)             15,296           (28,409)
 Foreign currency translation adjustment                         (3,263)              1,143            (2,120)
                                                        ------------------- ----------------- -----------------
                                                        ------------------- ----------------- -----------------
 Total other comprehensive loss                         $       (46,968)    $        16,439   $       (30,529)
                                                        =================== ================= =================

                                                                Nine Months Ended September 30, 2006
                                                        -----------------------------------------------------
                                                        ----------------- ---------------- ------------------
                                                             Before
                                                              Tax                             Net of Tax
                                                             Amount             Tax             Amount
                                                        ----------------- ---------------- ------------------
                                                        ----------------- ---------------- ------------------

Unrealized holding gains arising during the period      $        18,718       $    (6,551)     $    12,167
Less reclassification adjustment for losses realized
   in net income                                                     15                (6)               9
                                                        ----------------- ---------------- ------------------
                                                        ----------------- ---------------- ------------------
Unrealized gains on investments                                  18,733            (6,557)          12,176
Foreign currency translation adjustment                           7,025            (2,460)           4,565
                                                        ----------------- ---------------- ------------------
Total other comprehensive gain                            $      25,758            (9,017)     $    16,741
                                                        ================= ================ ==================


                                                                  Nine months ended September 30, 2005
                                                         --------------------------------------------------------
                                                              Before-               Tax            Net of Tax
                                                             Tax Amount                              Amount
                                                         ------------------- ------------------ -----------------
                                                         ------------------- ------------------ -----------------

Unrealized holding losses arising during the period      $       (27,881)    $         9,759    $       (18,122)
Less reclassification adjustment for gains realized
   in net income                                                    (110)                 38                (72)
                                                         ------------------- ------------------ -----------------
                                                         ------------------- ------------------ -----------------
Unrealized losses on investments                                 (27,991)              9,797            (18,194)
Foreign currency translation adjustment                           (8,237)              2,883             (5,354)
                                                         ------------------- ------------------ -----------------
                                                         ------------------- ------------------ -----------------
Total other comprehensive loss                           $       (36,228)    $        12,680    $       (23,548)
                                                         =================== ================== =================

12.  Dividend

During the nine-month period ended September 30, 2006, the Company declared and paid a dividend on its common stock in the aggregate amount of $10,000. The dividend was paid on July 5, 2006 to FGIC Corp., the Company's sole stockholder.
The dividend was permissible under and computed in accordance with New York
State law.
